As filed with the Securities and Exchange Commission on May 28, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-10487

Hotchkis & Wiley Funds
(Exact name of registrant as specified in charter)

725 South Figueroa Street, 39th Floor
Los Angeles, California 90017-5439
(Address of principal executive offices) (Zip code)

Anna Marie Lopez
Hotchkis & Wiley Capital Management, LLC
725 South Figueroa Street, 39th Floor
Los Angeles, California 90017-5439
(Name and address of agent for service)

Copy to:

Karin Jagel Flynn, Esq.
Vedder Price P.C.
222 North LaSalle Street
Chicago, Illinois  60601

(213) 430-1000
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2013

Date of reporting period:  March 31, 2013

Item 1. Schedule of Investments.

Schedule of Investments - March 31, 2013
Hotchkis & Wiley Diversified Value Fund (Unaudited)

	Shares
COMMON STOCKS - 97.39%	Held	Value
CONSUMER DISCRETIONARY - 10.85%
Auto Components - 4.14%
Delphi Automotive PLC	53,100	$2,357,640
Johnson Controls, Inc.	259,500	9,100,665
Magna International, Inc.	102,900	6,040,230
		17,498,535
Automobiles - 1.01%
General Motors Company (a)	153,400	4,267,588
Hotels, Restaurants & Leisure - 0.51%
Carnival Corporation	62,600	2,147,180
Media - 2.79%
Comcast Corporation	50,400	1,996,848
The Interpublic Group of Companies, Inc.	428,800	5,587,264
Time Warner Cable, Inc.	43,700	4,197,822
		11,781,934
Multiline Retail - 1.73%
J.C. Penney Company, Inc. (c)	266,100	4,020,771
Target Corporation	47,900	3,278,755
		7,299,526
Specialty Retail - 0.67%
Lowe's Companies, Inc.	75,400	2,859,168
TOTAL CONSUMER DISCRETIONARY		45,853,931
CONSUMER STAPLES - 4.61%
Beverages - 1.51%
Molson Coors Brewing Company	42,800	2,094,204
PepsiCo, Inc.	54,200	4,287,762
		6,381,966
Food & Staples Retailing - 2.06%
CVS Caremark Corporation	74,400	4,091,256
Wal-Mart Stores, Inc.	61,500	4,602,045
		8,693,301
Food Products - 1.04%
Mondelez International, Inc.	144,300	4,417,023
TOTAL CONSUMER STAPLES		19,492,290
ENERGY - 10.68%
Oil, Gas & Consumable Fuels - 10.68%
Cobalt International Energy, Inc. (a)	415,300	11,711,460
Hess Corporation	29,400	2,105,334
Kosmos Energy Limited (a)	96,300	1,088,190
Marathon Oil Corporation	111,900	3,773,268
Murphy Oil Corporation	45,400	2,893,342
Royal Dutch Shell PLC - Class B - ADR	186,900	12,488,658
Total SA - ADR	230,800	11,073,784
TOTAL ENERGY		45,134,036
FINANCIALS - 26.22%
Capital Markets - 1.85%
The Bank of New York Mellon Corporation	144,200	4,036,158
Morgan Stanley	171,700	3,773,966
		7,810,124
Commercial Banks - 4.73%
PNC Financial Services Group, Inc.	48,715	3,239,547
SunTrust Banks, Inc.	219,300	6,318,033
Wells Fargo & Company	281,934	10,428,739
		19,986,319
Consumer Finance - 2.26%
Capital One Financial Corporation	173,800	9,550,310
Diversified Financial Services - 9.47%
Bank of America Corporation	978,322	11,915,962
Citigroup, Inc.	297,774	13,173,522
JPMorgan Chase & Company	314,700	14,935,662
		40,025,146
Insurance - 7.91%
The Allstate Corporation	173,400	8,508,738
American International Group, Inc. (a)	420,200	16,312,164
Unum Group	305,300	8,624,725
		33,445,627
TOTAL FINANCIALS		110,817,526
HEALTH CARE - 12.87%
Health Care Equipment & Supplies - 2.41%
Covidien PLC	63,400	4,301,056
Medtronic, Inc.	82,300	3,864,808
Zimmer Holdings, Inc.	27,000	2,030,940
		10,196,804
Health Care Providers & Services - 4.60%
Aetna, Inc.	40,700	2,080,584
Humana, Inc.	26,200	1,810,682
Quest Diagnostics, Inc.	48,400	2,732,180
UnitedHealth Group, Inc.	130,300	7,454,463
WellPoint, Inc.	80,700	5,344,761
		19,422,670
Pharmaceuticals - 5.86%
AstraZeneca PLC - ADR	45,200	2,259,096
Johnson & Johnson	128,700	10,492,911
Merck & Company, Inc.	39,796	1,760,177
Novartis AG - ADR	59,200	4,217,408
Sanofi - ADR	118,500	6,052,980
		24,782,572
TOTAL HEALTH CARE		54,402,046
INDUSTRIALS - 8.03%
Aerospace & Defense - 3.94%
The Boeing Company	65,900	5,657,515
Embraer SA - ADR	71,500	2,550,405
Lockheed Martin Corporation	68,300	6,592,316
Northrop Grumman Corporation	26,400	1,851,960
		16,652,196
Air Freight & Logistics - 1.49%
FedEx Corporation	64,400	6,324,080
Machinery - 2.60%
Cummins, Inc.	50,500	5,848,405
PACCAR, Inc.	101,500	5,131,840
		10,980,245
TOTAL INDUSTRIALS		33,956,521
INFORMATION TECHNOLOGY - 14.77%
Computers & Peripherals - 3.81%
Hewlett-Packard Company	675,800	16,111,072
Electronic Equipment, Instruments & Components - 4.09%
Corning, Inc.	893,600	11,911,688
TE Connectivity Limited	127,700	5,354,461
		17,266,149
Semiconductors & Semiconductor Equipment - 0.74%
Texas Instruments, Inc.	88,200	3,129,336
Software - 6.13%
CA, Inc.	136,206	3,428,305
Microsoft Corporation	409,600	11,718,656
Oracle Corporation	333,100	10,772,454
		25,919,415
TOTAL INFORMATION TECHNOLOGY		62,425,972
TELECOMMUNICATION SERVICES - 2.77%
Wireless Telecommunication Services - 2.77%
Vodafone Group PLC - ADR	411,900	11,702,079
TOTAL TELECOMMUNICATION SERVICES		11,702,079
UTILITIES - 6.59%
Electric Utilities - 2.86%
Edison International	62,300	3,134,936
Exelon Corporation	260,100	8,968,248
		12,103,184
Independent Power Producers & Energy Traders - 1.47%
NRG Energy, Inc.	233,700	6,190,713
Multi-Utilities - 2.26%
Public Service Enterprise Group, Inc.	278,200	9,553,388
TOTAL UTILITIES		27,847,285
Total common stocks (Cost $432,015,054)		411,631,686

Total long-term investments (Cost $432,015,054)		411,631,686

COLLATERAL FOR SECURITIES ON LOAN - 0.72%
Money Market Funds - 0.72%
Invesco Government Agency Portfolio, 0.02%^	3,033,540	3,033,540
Total collateral for securities on loan (Cost $3,033,540)		3,033,540

SHORT-TERM INVESTMENTS - 2.56%	Principal
Time Deposits - 2.56%	Amount
Deutsche Bank, 0.03%, 04/01/2013*	$10,818,781	10,818,781
Total short-term investments (Cost $10,818,781)		10,818,781

Total investments - 100.67% (Cost $445,867,375)		425,484,007

Liabilities in excess of other assets - (0.67)%		(2,837,140)

Net assets - 100.00%		$422,646,867

(a) -	Non-income producing security.
(c) -	All or a portion of this security is on loan. The total market value of securities on loan was $3,015,578.
ADR -	American Depositary Receipt
^ -	Rate shown is the 7-day yield as of March 31, 2013.
* -	Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 10 sectors, 24 industry groups, 68 industries and 154 sub-industries. Each stock that is classified will have a coding at all four of these levels.

Schedule of Investments - March 31, 2013
Hotchkis & Wiley Large Cap Value Fund (Unaudited)
	Shares
COMMON STOCKS - 98.10%	Held	Value
CONSUMER DISCRETIONARY - 9.98%
Auto Components - 4.60%
Johnson Controls, Inc.	326,600	$11,453,862
Lear Corporation	96,000	5,267,520
Magna International, Inc.	133,600	7,842,320
		24,563,702
Diversified Consumer Services - 0.53%
H&R Block, Inc.	97,100	2,856,682
Media - 2.06%
Comcast Corporation	131,200	5,198,144
The Interpublic Group of Companies, Inc.	444,300	5,789,229
		10,987,373
Multiline Retail - 2.01%
J.C. Penney Company, Inc. (c)	339,400	5,128,334
Target Corporation	81,900	5,606,055
		10,734,389
Specialty Retail - 0.78%
Lowe's Companies, Inc.	109,800	4,163,616
TOTAL CONSUMER DISCRETIONARY		53,305,762
CONSUMER STAPLES - 4.31%
Beverages - 1.47%
PepsiCo, Inc.	99,600	7,879,356
Food & Staples Retailing - 2.06%
CVS Caremark Corporation	96,500	5,306,535
Wal-Mart Stores, Inc.	76,200	5,702,046
		11,008,581
Food Products - 0.78%
Kraft Foods Group, Inc.	26,233	1,351,786
Mondelez International, Inc.	91,300	2,794,693
		4,146,479
TOTAL CONSUMER STAPLES		23,034,416
ENERGY - 9.85%
Oil, Gas & Consumable Fuels - 9.85%
Marathon Oil Corporation	203,000	6,845,160
Murphy Oil Corporation	145,800	9,291,834
Royal Dutch Shell PLC - Class B - ADR	296,700	19,825,494
Total SA - ADR	346,600	16,629,868
TOTAL ENERGY		52,592,356
FINANCIALS - 27.56%
Commercial Banks - 3.82%
PNC Financial Services Group, Inc.	63,700	4,236,050
Regions Financial Corporation	494,000	4,045,860
Wells Fargo & Company	327,991	12,132,387
		20,414,297
Consumer Finance - 2.79%
Capital One Financial Corporation	270,800	14,880,460
Diversified Financial Services - 10.41%
Bank of America Corporation	1,421,189	17,310,082
Citigroup, Inc.	401,568	17,765,369
JPMorgan Chase & Company	431,900	20,497,974
		55,573,425
Insurance - 10.54%
The Allstate Corporation	249,600	12,247,872
American International Group, Inc. (a)	616,900	23,948,058
Assurant, Inc.	62,000	2,790,620
MetLife, Inc.	67,658	2,572,357
Unum Group	522,400	14,757,800
		56,316,707
TOTAL FINANCIALS		147,184,889
HEALTH CARE - 12.48%
Health Care Equipment & Supplies - 0.99%
Zimmer Holdings, Inc.	70,000	5,265,400
Health Care Providers & Services - 4.56%
Aetna, Inc.	105,100	5,372,712
UnitedHealth Group, Inc.	188,400	10,778,364
WellPoint, Inc.	123,500	8,179,405
		24,330,481
Pharmaceuticals - 6.93%
AstraZeneca PLC - ADR	86,500	4,323,270
Eli Lilly & Company	27,900	1,584,441
Johnson & Johnson	181,700	14,814,001
Merck & Company, Inc.	56,800	2,512,264
Novartis AG - ADR	84,100	5,991,284
Sanofi - ADR	153,000	7,815,240
		37,040,500
TOTAL HEALTH CARE		66,636,381
INDUSTRIALS - 8.36%
Aerospace & Defense - 4.39%
The Boeing Company	85,500	7,340,175
Embraer SA - ADR	76,300	2,721,621
Lockheed Martin Corporation	100,000	9,652,000
Northrop Grumman Corporation	53,200	3,731,980
		23,445,776
Machinery - 2.94%
Cummins, Inc.	65,500	7,585,555
PACCAR, Inc.	160,700	8,124,992
		15,710,547
Professional Services - 1.03%
Manpower, Inc.	96,800	5,490,496
TOTAL INDUSTRIALS		44,646,819
INFORMATION TECHNOLOGY - 13.74%
Computers & Peripherals - 4.09%
Hewlett-Packard Company	915,700	21,830,288
Electronic Equipment, Instruments & Components - 4.31%
Corning, Inc.	1,139,200	15,185,536
TE Connectivity Limited	186,325	7,812,607
		22,998,143
Semiconductors & Semiconductor Equipment - 0.76%
Texas Instruments, Inc.	114,700	4,069,556
Software - 4.58%
CA, Inc.	220,281	5,544,473
Microsoft Corporation	662,300	18,948,403
		24,492,876
TOTAL INFORMATION TECHNOLOGY		73,390,863
TELECOMMUNICATION SERVICES - 3.03%
Wireless Telecommunication Services - 3.03%
Vodafone Group PLC - ADR	570,600	16,210,746
TOTAL TELECOMMUNICATION SERVICES		16,210,746
UTILITIES - 8.79%
Electric Utilities - 4.48%
Edison International	105,800	5,323,856
Exelon Corporation	437,700	15,091,896
PPL Corporation	113,100	3,541,161
		23,956,913
Independent Power Producers & Energy Traders - 1.83%
NRG Energy, Inc.	368,600	9,764,214
Multi-Utilities - 2.48%
Public Service Enterprise Group, Inc.	385,400	13,234,636
TOTAL UTILITIES		46,955,763
Total common stocks (Cost $573,572,749)		523,957,995

Total long-term investments (Cost $573,572,749)		523,957,995

COLLATERAL FOR SECURITIES ON LOAN - 0.66%
Money Market Funds - 0.66%
Invesco Government Agency Portfolio, 0.02%^	3,489,160	3,489,160
Total collateral for securities on loan (Cost $3,489,160)		3,489,160

SHORT-TERM INVESTMENTS - 2.21%	Principal
Time Deposits - 2.21%	Amount
Wells Fargo, 0.03%, 04/01/2013*	$11,814,595	11,814,595
Total short-term investments (Cost $11,814,595)		11,814,595

Total investments - 100.31% (Cost $588,876,504)		539,261,750

Liabilities in excess of other assets - (0.97)%		(5,160,886)

Net assets - 100.00%		$534,100,864

(a) -	Non-income producing security.
(c) -	All or a portion of this security is on loan. The total market value of securities on loan was $3,468,501.
ADR -	American Depositary Receipt
^ -	Rate shown is the 7-day yield as of March 31, 2013.
* -	Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 10 sectors, 24 industry groups, 68 industries and 154 sub-industries. Each stock that is classified will have a coding at all four of these levels.

Schedule of Investments - March 31, 2013
Hotchkis & Wiley Mid-Cap Value Fund (Unaudited)
	Shares
COMMON STOCKS - 94.86%	Held	Value
CONSUMER DISCRETIONARY - 20.84%
Auto Components - 8.06%
Delphi Automotive PLC	522,500	$23,199,000
The Goodyear Tire & Rubber Company (a)	3,727,000	46,997,471
Lear Corporation	553,500	30,370,545
Magna International, Inc.	818,400	48,040,080
		148,607,096
Diversified Consumer Services - 0.94%
DeVry, Inc.	76,700	2,435,225
H&R Block, Inc.	506,600	14,904,172
		17,339,397
Media - 7.47%
The Interpublic Group of Companies, Inc.	4,392,600	57,235,578
Valassis Communications, Inc. (b)	2,694,900	80,496,663
		137,732,241
Multiline Retail - 2.36%
Kohl's Corporation	940,800	43,399,104
Specialty Retail - 2.01%
Rent-A-Center, Inc.	372,200	13,749,068
Staples, Inc.	1,737,800	23,338,654
		37,087,722
TOTAL CONSUMER DISCRETIONARY		384,165,560
CONSUMER STAPLES - 2.07%
Beverages - 1.28%
Molson Coors Brewing Company	483,500	23,657,655
Food Products - 0.79%
Fresh Del Monte Produce, Inc.	540,600	14,585,388
TOTAL CONSUMER STAPLES		38,243,043
ENERGY - 8.27%
Oil, Gas & Consumable Fuels - 8.27%
Cobalt International Energy, Inc. (a)	2,820,600	79,540,920
Kosmos Energy Limited (a)	4,929,100	55,698,830
Stone Energy Corporation (a)	790,000	17,182,500
TOTAL ENERGY		152,422,250
FINANCIALS - 25.09%
Capital Markets - 1.07%
E*TRADE Financial Corporation (a)	950,100	10,175,571
Northern Trust Corporation	176,700	9,640,752
		19,816,323
Commercial Banks - 12.45%
Comerica, Inc.	524,000	18,837,800
First Horizon National Corporation	2,638,558	28,179,795
KeyCorp	4,511,820	44,937,727
Regions Financial Corporation	6,632,300	54,318,537
SunTrust Banks, Inc.	1,957,900	56,407,099
Zions Bancorporation	1,078,600	26,954,214
		229,635,172
Diversified Financial Services - 2.05%
PHH Corporation (a)	1,719,300	37,755,828
Insurance - 9.27%
The Allstate Corporation	388,900	19,083,323
Assurant, Inc.	932,300	41,962,823
CNO Financial Group, Inc.	3,966,100	45,411,845
Torchmark Corporation	321,300	19,213,740
Unum Group	1,598,400	45,154,800
		170,826,531
Real Estate Investment Trusts - 0.25%
The Geo Group, Inc.	121,000	4,552,020
TOTAL FINANCIALS		462,585,874
HEALTH CARE - 6.59%
Health Care Equipment & Supplies - 0.56%
Zimmer Holdings, Inc.	136,200	10,244,964
Health Care Providers & Services - 6.03%
Aetna, Inc.	506,900	25,912,728
Health Management Associates, Inc. (a)	1,684,800	21,683,376
Humana, Inc.	140,800	9,730,688
Omnicare, Inc.	963,500	39,233,720
Quest Diagnostics, Inc.	258,800	14,609,260
		111,169,772
TOTAL HEALTH CARE		121,414,736
INDUSTRIALS - 11.41%
Aerospace & Defense - 4.23%
Alliant Techsystems, Inc.	339,100	24,561,013
Embraer SA - ADR	671,900	23,966,673
Huntington Ingalls Industries, Inc.	552,100	29,443,493
		77,971,179
Airlines - 1.30%
JetBlue Airways Corporation (a)	2,170,000	14,973,000
Southwest Airlines Company	674,800	9,096,304
		24,069,304
Machinery - 0.33%
Navistar International Corporation (a) (c)	176,700	6,108,519
Professional Services - 1.90%
Manpower, Inc.	617,800	35,041,616
Road & Rail - 3.65%
Avis Budget Group, Inc. (a)	566,600	15,768,478
Con-way, Inc.	1,462,000	51,477,020
		67,245,498
TOTAL INDUSTRIALS		210,436,116
INFORMATION TECHNOLOGY - 11.10%
Communications Equipment - 3.03%
Arris Group, Inc. (a)	3,257,800	55,936,426
Electronic Equipment, Instruments & Components - 2.55%
Ingram Micro, Inc. (a)	1,383,800	27,233,184
TE Connectivity Limited	472,600	19,816,118
		47,049,302
IT Services - 0.55%
The Western Union Company	677,700	10,192,608
Semiconductors & Semiconductor Equipment - 3.39%
Marvell Technology Group Limited	2,701,400	28,580,812
ON Semiconductor Corporation (a)	4,088,000	33,848,640
		62,429,452
Software - 1.58%
CA, Inc.	582,100	14,651,457
Comverse, Inc. (a)	167,480	4,696,139
Symantec Corporation (a)	395,700	9,765,876
		29,113,472
TOTAL INFORMATION TECHNOLOGY		204,721,260
UTILITIES - 9.49%
Electric Utilities - 4.18%
Great Plains Energy, Inc.	2,433,000	56,421,270
PPL Corporation	659,600	20,652,076
		77,073,346
Independent Power Producers & Energy Traders - 4.12%
NRG Energy, Inc.	2,871,000	76,052,790
Multi-Utilities - 1.19%
Public Service Enterprise Group, Inc.	637,200	21,881,448
TOTAL UTILITIES		175,007,584
Total common stocks (Cost $1,597,019,058)		1,748,996,423

Total long-term investments (Cost $1,597,019,058)		1,748,996,423

COLLATERAL FOR SECURITIES ON LOAN - 0.25%
Money Market Funds - 0.25%
Invesco Government Agency Portfolio, 0.02%^	4,581,996	4,581,996
Total collateral for securities on loan (Cost $4,581,996)		4,581,996

SHORT-TERM INVESTMENTS - 5.49%	Principal
Time Deposits - 5.49%	Amount
Wells Fargo, 0.03%, 04/01/2013*	$101,286,293	101,286,293
Total short-term investments (Cost $101,286,293)		101,286,293

Total investments - 100.60% (Cost $1,702,887,347)		1,854,864,712

Liabilities in excess of other assets - (0.60)%		(11,073,929)

Net assets - 100.00%		$1,843,790,783

(a) -	Non-income producing security.
(b) -	Affiliated issuer. An issuer in which the Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the 1940 Act. A schedule of the Fund's investments in securities of affiliated issuers held during the nine months ended March 31, 2013, is set forth below:

Issuer Name	Share Balance At July 1, 2012	Additions	Reductions	Share Balance At March 31, 2013	Dividend Income	Value At March 31, 2013
Valassis Communications, Inc.	2,856,100	54,800	216,000	2,694,900	$1,653,850	$80,496,663

(c) -	All or a portion of this security is on loan. The total market value of securities on loan was $4,480,894.
ADR -	American Depositary Receipt
^ -	Rate shown is the 7-day yield as of March 31, 2013.
* -	Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 10 sectors,  24 industry groups, 68 industries and 154 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Schedule of Investments - March 31, 2013
Hotchkis & Wiley Small Cap Value Fund (Unaudited)

COMMON STOCKS - 92.82%	Shares Held	Value
CONSUMER DISCRETIONARY - 13.54%
Diversified Consumer Services - 0.76%
DeVry, Inc.	124,900	$3,965,575
Hotels, Restaurants & Leisure - 0.11%
Lakes Entertainment, Inc. (a)	197,000	571,300
Household Durables - 0.08%
Furniture Brands International, Inc. (a)	442,000	442,000
Media - 5.86%
The Interpublic Group of Companies, Inc.	324,000	4,221,720
Valassis Communications, Inc.	887,600	26,512,612
		30,734,332
Specialty Retail - 3.97%
Rent-A-Center, Inc.	563,700	20,823,078
Textiles, Apparel & Luxury Goods - 2.76%
Quiksilver, Inc. (a)	2,382,000	14,458,740
TOTAL CONSUMER DISCRETIONARY		70,995,025
CONSUMER STAPLES - 0.74%
Food Products - 0.74%
Overhill Farms, Inc. (a) (b)	982,900	3,882,455
TOTAL CONSUMER STAPLES		3,882,455
ENERGY - 1.89%
Oil, Gas & Consumable Fuels - 1.89%
Cobalt International Energy, Inc. (a)	114,000	3,214,800
Stone Energy Corporation (a)	308,800	6,716,400
TOTAL ENERGY		9,931,200
FINANCIALS - 28.94%
Commercial Banks - 7.14%
Associated Banc-Corp	397,500	6,038,025
First Horizon National Corporation	1,251,331	13,364,218
First Interstate BancSystem, Inc.	253,000	4,758,930
First Niagara Financial Group, Inc.	261,300	2,315,118
Synovus Financial Corporation	2,085,100	5,775,727
Webster Financial Corporation	214,500	5,203,770
		37,455,788
Diversified Financial Services - 3.02%
PHH Corporation (a)	719,700	15,804,612
Insurance - 14.65%
Argo Group International Holdings Limited	234,100	9,687,058
Assurant, Inc.	177,500	7,989,275
CNO Financial Group, Inc.	1,981,600	22,689,320
Endurance Specialty Holdings Limited	98,800	4,723,628
Global Indemnity PLC (a)	343,536	7,970,035
The Hanover Insurance Group, Inc.	12,800	635,904
Horace Mann Educators Corporation	487,800	10,170,630
National Western Life Insurance Company	5,400	950,400
Symetra Financial Corporation	895,800	12,012,678
		76,828,928
Real Estate Investment Trusts - 3.78%
CapLease, Inc.	539,100	3,434,067
The Geo Group, Inc.	282,996	10,646,310
Granite Real Estate Investment Trust	149,700	5,717,043
		19,797,420
Thrifts & Mortgage Finance - 0.35%
First Financial Holdings, Inc.	87,900	1,842,384
TOTAL FINANCIALS		151,729,132
HEALTH CARE - 6.18%
Health Care Providers & Services - 6.18%
Health Management Associates, Inc. (a)	1,132,500	14,575,275
LifePoint Hospitals, Inc. (a)	288,300	13,971,018
PharMerica Corporation (a)	275,200	3,852,800
TOTAL HEALTH CARE		32,399,093
INDUSTRIALS - 27.21%
Aerospace & Defense - 5.61%
Alliant Techsystems, Inc.	157,800	11,429,454
Embraer SA - ADR	47,400	1,690,758
Huntington Ingalls Industries, Inc.	306,000	16,318,980
		29,439,192
Airlines - 1.32%
JetBlue Airways Corporation (a)	999,400	6,895,860
Construction & Engineering - 0.35%
Tutor Perini Corporation (a)	94,000	1,814,200
Machinery - 4.96%
CIRCOR International, Inc.	150,200	6,383,500
Meritor, Inc. (a)	1,034,100	4,891,293
Miller Industries, Inc. (b)	745,900	11,971,695
Sauer-Danfoss, Inc.	46,800	2,734,524
		25,981,012
Professional Services - 3.80%
Heidrick & Struggles International, Inc.	113,700	1,699,815
Hudson Global, Inc. (a) (b)	2,138,800	8,426,872
Korn/Ferry International (a)	130,000	2,321,800
Manpower, Inc.	132,100	7,492,712
		19,941,199
Road & Rail - 8.72%
Avis Budget Group, Inc. (a)	802,400	22,330,792
Con-way, Inc.	664,000	23,379,440
		45,710,232
Trading Companies & Distributors - 2.45%
Rush Enterprises, Inc. (a)	532,200	12,836,664
TOTAL INDUSTRIALS		142,618,359
INFORMATION TECHNOLOGY - 6.78%
Communications Equipment - 3.62%
Arris Group, Inc. (a)	1,027,900	17,649,043
Symmetricom, Inc. (a)	293,200	1,331,128
		18,980,171
IT Services - 0.13%
CIBER, Inc. (a)	138,700	651,890
Semiconductors & Semiconductor Equipment - 2.03%
Intersil Corporation	278,800	2,428,348
ON Semiconductor Corporation (a)	991,200	8,207,136
		10,635,484
Software - 1.00%
Comverse, Inc. (a)	187,210	5,249,368
TOTAL INFORMATION TECHNOLOGY		35,516,913
MATERIALS - 2.20%
Metals & Mining - 2.20%
Horsehead Holding Corporation (a)	667,400	7,261,312
Noranda Aluminum Holding Corporation	954,000	4,283,460
TOTAL MATERIALS		11,544,772
UTILITIES - 5.34%
Electric Utilities - 3.48%
Great Plains Energy, Inc.	614,200	14,243,298
Portland General Electric Company	79,200	2,402,136
Westar Energy, Inc.	49,100	1,629,138
		18,274,572
Independent Power Producers & Energy Traders - 1.86%
NRG Energy, Inc.	367,499	9,735,048
TOTAL UTILITIES		28,009,620
Total common stocks (Cost $419,568,065)		486,626,569

INVESTMENT COMPANIES - 3.94%
Exchange Traded Funds - 3.94%
iShares Russell 2000 Index Fund	109,500	10,321,470
iShares Russell 2000 Value Index Fund (c)	123,100	10,317,011
Total investment companies (Cost $18,988,066)		20,638,481

Total long-term investments (Cost $438,556,131)		507,265,050

COLLATERAL FOR SECURITIES ON LOAN - 0.10%
Money Market Funds - 0.10%
Invesco Government Agency Portfolio, 0.02%^	548,480	548,480
Total collateral for securities on loan (Cost $548,480)		548,480

SHORT-TERM INVESTMENTS - 3.37%	Principal
Time Deposits - 3.37%	Amount
Wells Fargo, 0.03%, 04/01/2013*	$17,686,287	17,686,287
Total short-term investments (Cost $17,686,287)		17,686,287

Total investments - 100.23% (Cost $456,790,898)		525,499,817

Liabilities in excess of other assets - (0.23)%		(1,212,909)

Net assets - 100.00%		$524,286,908

(a) -	Non-income producing security.
(b) -	Affiliated issuer. An issuer in which the Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the 1940 Act. A schedule of the Fund's investments in securities of affiliated issuers held during the nine months ended March 31, 2013, is set forth below:

Issuer Name	Share Balance At July 1, 2012	Additions	Reductions	Share Balance At March 31, 2013	Dividend Income	Value At March 31, 2013
Hudson Global, Inc.	1,729,200	409,600	-	2,138,800	$-	$8,426,872
Miller Industries, Inc.	647,100	98,800	-	745,900	290,482	11,971,695
Overhill Farms, Inc.	982,900	-	-	982,900	-	3,882,455

(c) -	All or a portion of this security is on loan. The total market value of securities on loan was $536,384.
ADR -	American Depositary Receipt
^ -	Rate shown is the 7-day yield as of March 31, 2013.
* -	Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 10 sectors, 24 industry groups, 68 industries and 154 sub-industries. Each stock that is classified will have a coding at all four of these levels.

Schedule of Investments - March 31, 2013
Hotchkis & Wiley Global Value Fund (Unaudited)
	Shares
COMMON STOCKS - 98.41%	Held	Value
CONSUMER DISCRETIONARY - 11.99%
Auto Components - 3.20%
Cie Generale des Etablissements Michelin (f)	153	$12,819
Delphi Automotive PLC	515	22,866
Magna International, Inc.	450	26,415
		62,100
Automobiles - 2.65%
Daimler AG (f)	252	13,743
Honda Motor Company Limited (f)	500	19,255
Renault SA (f)	292	18,320
		51,318
Household Durables - 0.69%
Techtronic Industries Company (f)	5,500	13,459
Media - 4.75%
Antena 3 de Television SA (f)	2,054	11,203
Valassis Communications, Inc.	2,709	80,918
		92,121
Multiline Retail - 0.70%
J.C. Penney Company, Inc.	891	13,463
TOTAL CONSUMER DISCRETIONARY		232,461
CONSUMER STAPLES - 4.40%
Beverages - 2.50%
Asahi Group Holdings Limited (f)	900	21,521
Britvic PLC (f)	2,449	16,566
Molson Coors Brewing Company	213	10,422
		48,509
Food & Staples Retailing - 1.90%
Carrefour SA (f)	1,347	36,899
TOTAL CONSUMER STAPLES		85,408
ENERGY - 9.44%
Oil, Gas & Consumable Fuels - 9.44%
Cobalt International Energy, Inc. (a)	1,749	49,322
Kosmos Energy Limited (a)	5,136	58,037
Royal Dutch Shell PLC - Class B - ADR	576	38,488
Total SA - ADR	776	37,232
TOTAL ENERGY		183,079
FINANCIALS - 26.58%
Capital Markets - 0.86%
Credit Suisse Group AG (f)	634	16,675
Commercial Banks - 3.32%
Barclays PLC (f)	4,252	18,918
Regions Financial Corporation	947	7,756
SunTrust Banks, Inc.	308	8,874
Wells Fargo & Company	778	28,778
		64,326
Consumer Finance - 2.04%
Capital One Financial Corporation	721	39,619
Diversified Financial Services - 9.79%
Bank of America Corporation	5,326	64,871
Citigroup, Inc.	1,303	57,645
JPMorgan Chase & Company	1,421	67,440
		189,956
Insurance - 10.57%
American International Group, Inc. (a)	2,154	83,618
Assurant, Inc.	444	19,985
Direct Line Insurance Group PLC	21,749	67,349
National Western Life Insurance Company	55	9,680
Unum Group	860	24,295
		204,927
TOTAL FINANCIALS		515,503
HEALTH CARE - 8.27%
Health Care Equipment & Supplies - 0.53%
Covidien PLC	152	10,312
Health Care Providers & Services - 2.07%
UnitedHealth Group, Inc.	356	20,367
WellPoint, Inc.	298	19,736
		40,103
Pharmaceuticals - 5.67%
AstraZeneca PLC - ADR	418	20,892
Novartis AG - ADR	336	23,937
Ono Pharmaceutical Company Limited (f)	200	12,361
Sanofi (f)	517	52,726
		109,916
TOTAL HEALTH CARE		160,331
INDUSTRIALS - 12.36%
Aerospace & Defense - 6.20%
BAE Systems PLC (f)	6,870	41,249
Embraer SA - ADR	1,023	36,490
Huntington Ingalls Industries, Inc.	454	24,212
Lockheed Martin Corporation	190	18,339
		120,290
Construction & Engineering - 1.12%
Bouygues SA (f)	802	21,781
Industrial Conglomerates - 0.50%
Siemens AG (f)	90	9,702
Machinery - 3.09%
Cummins, Inc.	277	32,079
KSB AG (f)	48	27,796
		59,875
Marine - 0.90%
Clarkson PLC	735	17,366
Professional Services - 0.55%
Hudson Global, Inc. (a)	2,720	10,717
TOTAL INDUSTRIALS		239,731
INFORMATION TECHNOLOGY - 12.93%
Computers & Peripherals - 4.11%
Hewlett-Packard Company	3,345	79,745
Electronic Equipment, Instruments & Components - 5.06%
Corning, Inc.	3,844	51,240
Nippon Electric Glass Company Limited (f)	3,000	14,979
TE Connectivity Limited	762	31,951
		98,170
Semiconductors & Semiconductor Equipment - 0.97%
Marvell Technology Group Limited	1,786	18,896
Software - 2.79%
Comverse, Inc. (a)	522	14,637
Microsoft Corporation	1,377	39,396
		54,033
TOTAL INFORMATION TECHNOLOGY		250,844
TELECOMMUNICATION SERVICES - 5.85%
Wireless Telecommunication Services - 5.85%
Mobistar SA (f)	1,857	41,789
Vodafone Group PLC - ADR	2,525	71,735
TOTAL TELECOMMUNICATION SERVICES		113,524
UTILITIES - 6.59%
Electric Utilities - 3.17%
Exelon Corporation	1,039	35,825
SSE PLC (f)	1,137	25,703
		61,528
Independent Power Producers & Energy Traders - 1.63%
NRG Energy, Inc.	1,189	31,497
Multi-Utilities - 1.79%
Public Service Enterprise Group, Inc.	1,013	34,786
TOTAL UTILITIES		127,811
Total common stocks (Cost $1,770,711)		1,908,692

Total long-term investments (Cost $1,770,711)		1,908,692

SHORT-TERM INVESTMENTS - 2.10%	Principal
Time Deposits - 2.10%	Amount
Deutsche Bank, 0.03%, 04/01/2013*	$40,743	40,743
Total short-term investments (Cost $40,743)		40,743

Total investments - 100.51% (Cost $1,811,454)		1,949,435

Liabilities in excess of other assets - (0.51)%		(9,968)

Net assets - 100.00%		$1,939,467

(a) -	Non-income producing security.
(f) -
Securities were fair valued as a result of market movements following the close of local trading using Interactive Data's proprietary fair value pricing model. The total market value of these securities was $447,464, representing 23.07% of net assets.

ADR -	American Depositary Receipt
* -	Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 10 sectors, 24 industry groups, 68 industries and 154 sub-industries. Each stock that is classified will have a coding at all four of these levels.

Schedule of Investments - March 31, 2013
Hotchkis & Wiley Value Opportunities Fund (Unaudited)
	Shares
COMMON STOCKS - 91.75%	Held	Value
CONSUMER DISCRETIONARY - 13.55%
Automobiles - 0.98%
Motors Liquidation Company GUC Trust (a)	62,500	$1,687,500
Hotels, Restaurants & Leisure - 0.17%
Lakes Entertainment, Inc. (a)	99,800	289,420
Media - 8.28%
Valassis Communications, Inc. (b)	477,400	14,259,938
Multiline Retail - 0.36%
J.C. Penney Company, Inc. (c)	41,600	628,576
Specialty Retail - 2.84%
Rent-A-Center, Inc. (b)	132,400	4,890,856
Textiles, Apparel & Luxury Goods - 0.92%
Quiksilver, Inc. (a)	261,400	1,586,698
TOTAL CONSUMER DISCRETIONARY		23,342,988
CONSUMER STAPLES - 1.48%
Food & Staples Retailing - 1.00%
Wal-Mart Stores, Inc.	23,000	1,721,090
Food Products - 0.48%
Overhill Farms, Inc. (a)	210,800	832,660
TOTAL CONSUMER STAPLES		2,553,750
ENERGY - 7.06%
Oil, Gas & Consumable Fuels - 7.06%
Cobalt International Energy, Inc. (a)	218,500	6,161,700
Kosmos Energy Limited (a)	380,600	4,300,780
Total SA - ADR	35,500	1,703,290
TOTAL ENERGY		12,165,770
FINANCIALS - 36.03%
Capital Markets - 3.24%
Morgan Stanley	254,200	5,587,316
Commercial Banks - 4.68%
Wells Fargo & Company	218,100	8,067,519
Consumer Finance - 5.51%
Capital One Financial Corporation	172,700	9,489,865
Diversified Financial Services - 8.30%
Bank of America Corporation	689,100	8,393,238
JPMorgan Chase & Company (b)	124,500	5,908,770
		14,302,008
Insurance - 14.30%
American International Group, Inc. (a) (b)	313,300	12,162,306
Assurant, Inc.	90,400	4,068,904
Direct Line Insurance Group PLC	888,100	2,750,137
Global Indemnity PLC (a)	148,300	3,440,560
Unum Group	78,300	2,211,975
		24,633,882
TOTAL FINANCIALS		62,080,590
INDUSTRIALS - 11.78%
Aerospace & Defense - 1.13%
Huntington Ingalls Industries, Inc.	36,466	1,944,732
Air Freight & Logistics - 0.24%
Air T, Inc.	42,900	415,701
Building Products - 0.94%
Masonite Worldwide Holdings, Inc. (Acquired 05/03/2012 - 01/02/2013, Cost $1,040,694) (a) (s)	36,300	1,624,425
Machinery - 3.65%
KSB AG (f)	5,136	2,974,108
Meritor, Inc. (a)	156,900	742,137
Miller Industries, Inc. (b)	159,798	2,564,758
		6,281,003
Professional Services - 1.12%
Hudson Global, Inc. (a)	490,400	1,932,176
Road & Rail - 4.70%
Avis Budget Group, Inc. (a)	185,400	5,159,682
Con-way, Inc.	83,600	2,943,556
		8,103,238
TOTAL INDUSTRIALS		20,301,275
INFORMATION TECHNOLOGY - 10.88%
Computers & Peripherals - 3.32%
Hewlett-Packard Company (b)	240,100	5,723,984
Electronic Equipment, Instruments & Components - 3.78%
Corning, Inc.	488,500	6,511,705
Software - 3.78%
Microsoft Corporation	227,500	6,508,775
TOTAL INFORMATION TECHNOLOGY		18,744,464
MATERIALS - 0.78%
Metals & Mining - 0.78%
Noranda Aluminum Holding Corporation	298,800	1,341,612
TOTAL MATERIALS		1,341,612
TELECOMMUNICATION SERVICES - 2.75%
Wireless Telecommunication Services - 2.75%
Mobistar SA (f)	129,900	2,923,154
Vodafone Group PLC - ADR	63,800	1,812,558
TOTAL TELECOMMUNICATION SERVICES		4,735,712
UTILITIES - 7.44%
Electric Utilities - 3.94%
Exelon Corporation	197,000	6,792,560
Independent Power Producers & Energy Traders - 3.50%
NRG Energy, Inc.	227,900	6,037,071
TOTAL UTILITIES		12,829,631
Total common stocks (Cost $141,356,442)		158,095,792

INVESTMENT COMPANIES - 0.46%
Closed-End Funds - 0.46%
Boulder Total Return Fund, Inc. (a)	37,900	792,110
Total investment companies (Cost $649,328)		792,110

PREFERRED STOCKS - 0.67%
FINANCIALS - 0.67%
Thrifts & Mortgage Finance - 0.67%
Federal Home Loan Mortgage Corporation - Series K (a)	33,900	187,579
Federal Home Loan Mortgage Corporation - Series N (a)	118,600	640,440
Federal Home Loan Mortgage Corporation - Series S (a)	18,700	105,655
Federal Home Loan Mortgage Corporation - Series T (a)	37,900	216,030
TOTAL FINANCIALS		1,149,704
Total preferred stocks (Cost $357,289)		1,149,704
	Principal
CORPORATE BONDS - 4.47%	Amount
CONSUMER DISCRETIONARY - 0.63%
Household Durables - 0.63%
William Lyon Homes, Inc.
8.500%, 11/15/2020 (Acquired 11/05/2012, Cost $1,000,000) (r)	$1,000,000	1,095,000
TOTAL CONSUMER DISCRETIONARY		1,095,000
ENERGY - 0.41%
Oil, Gas & Consumable Fuels - 0.41%
American Petroleum Tankers Parent LLC / American Petroleum Tankers Company
10.250%, 05/01/2015	679,000	704,462
TOTAL ENERGY		704,462
MATERIALS - 3.43%
Metals & Mining - 3.43%
Horsehead Holding Corporation
10.500%, 06/01/2017 (Acquired 07/19/2012 - 10/23/2012, Cost $5,495,947) (r)	5,500,000	5,912,500
TOTAL MATERIALS		5,912,500
Total corporate bonds (Cost $7,165,756)		7,711,962

	Contracts
	(100 shares per contract)
PURCHASED PUT OPTIONS - 0.94%
MATERIALS - 0.80%
Metals & Mining - 0.80%
United States Steel Corporation (a)
Expiration: January 2014, Exercise Price: $25.00	100	66,500
Expiration: January 2014, Exercise Price: $30.00	150	165,000
Expiration: January 2014, Exercise Price: $35.00	100	158,750
Expiration: January 2014, Exercise Price: $40.00	100	208,000
Expiration: January 2014, Exercise Price: $45.00	300	773,250
TOTAL MATERIALS		1,371,500
TELECOMMUNICATION SERVICES - 0.14%
Diversified Telecommunication Services - 0.14%
Verizon Communications, Inc. (a)
Expiration: January 2014, Exercise Price: $40.00	2,800	249,200
TOTAL TELECOMMUNICATION SERVICES		249,200
Total purchased put options (Cost $2,817,223)		1,620,700

WARRANTS - 0.90%
FINANCIALS - 0.90%	Shares
Insurance - 0.90%	Held
American International Group, Inc. (a)
Expiration: January 2021, Exercise Price: $45.00	101,800	1,547,360
TOTAL FINANCIALS		1,547,360
Total warrants (Cost $586,290)		1,547,360

Total long-term investments (Cost $152,932,328)		170,917,628

COLLATERAL FOR SECURITIES ON LOAN - 0.28%
Money Market Funds - 0.28%
Invesco Government Agency Portfolio, 0.02%^	473,480	473,480
Total collateral for securities on loan (Cost $473,480)		473,480

SHORT-TERM INVESTMENTS - 1.32%	Principal
Time Deposits - 1.32%	Amount
Wells Fargo, 0.03%, 04/01/2013*	$2,274,757	2,274,757
Total short-term investments (Cost $2,274,757)		2,274,757

Total investments - 100.79% (Cost $155,680,565)		173,665,865

Liabilities in excess of other assets - (0.79)%		(1,354,093)

Net assets - 100.00%		$172,311,772

(a) -	Non-income producing security.
(b) -	All or a portion of this security is segregated as collateral for bridge loan commitments.
(c) -	All or a portion of this security is on loan. The total market value of securities on loan was $470,677.
(f) -
Securities were fair valued as a result of market movements following the close of local trading using Interactive Data's proprietary fair value pricing model. The total market value of these securities was $5,897,262, representing 3.42% of net assets.

(r) -
Restricted security under Rule 144A of the Securities Act of 1933.  Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers.  The total market value of these securities was $7,007,500, representing 4.07% of net assets.

(s) -	Restricted security. Purchased in a private placement transaction; resale to the public may require registration. The total market value of this security was $1,624,425, representing 0.94% of net assets.
ADR -	American Depositary Receipt
^ -	Rate shown is the 7-day yield as of March 31, 2013.
* -	Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 10 sectors,  24 industry groups, 68 industries and 154 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

The following is a summary of the Fund's derivative instrument holdings categorized by primary risk exposure as of March 31, 2013:

ASSET DERIVATIVES
Equity Contracts:
Purchased Put Options	$1,620,700

Schedule of Investments - March 31, 2013
Hotchkis & Wiley Capital Income Fund (Unaudited)
	Shares
COMMON STOCKS - 53.03%	Held	Value
CONSUMER DISCRETIONARY - 4.80%
Auto Components - 1.61%
Johnson Controls, Inc.	10,334	$362,413
Automobiles - 0.16%
General Motors Company (a)	874	24,315
General Motors Company - Escrow (a) (f) (i)	4,600	0
Motors Liquidation Company GUC Trust (a)	460	12,420
		36,735
Diversified Consumer Services - 0.54%
H&R Block, Inc.	4,143	121,887
Hotels, Restaurants & Leisure - 0.51%
Carnival Corporation	3,327	114,116
Media - 1.08%
Valassis Communications, Inc.	8,163	243,829
Specialty Retail - 0.90%
Lowe's Companies, Inc.	5,378	203,934
TOTAL CONSUMER DISCRETIONARY		1,082,914
CONSUMER STAPLES - 8.02%
Beverages - 2.95%
Molson Coors Brewing Company	6,128	299,843
PepsiCo, Inc.	4,618	365,330
		665,173
Food & Staples Retailing - 1.06%
Wal-Mart Stores, Inc. (c)	3,201	239,531
Food Products - 2.52%
General Mills, Inc.	2,284	112,624
Kraft Foods Group, Inc.	2,361	121,662
Mondelez International, Inc.	7,303	223,545
Unilever PLC - ADR	2,605	110,035
		567,866
Household Products - 0.55%
Kimberly-Clark Corporation	1,264	123,847
Tobacco - 0.94%
Philip Morris International, Inc. (c)	2,290	212,306
TOTAL CONSUMER STAPLES		1,808,723
ENERGY - 4.70%
Oil, Gas & Consumable Fuels - 4.70%
Royal Dutch Shell PLC - Class B - ADR	7,863	525,406
Total SA - ADR	11,130	534,017
TOTAL ENERGY		1,059,423
FINANCIALS - 8.69%
Commercial Banks - 1.97%
PNC Financial Services Group, Inc.	2,214	147,231
Wells Fargo & Company	8,056	297,991
		445,222
Consumer Finance - 1.07%
Capital One Financial Corporation	4,371	240,186
Diversified Financial Services - 2.98%
Citigroup, Inc.	1,722	76,181
JPMorgan Chase & Company (c)	12,556	595,909
		672,090
Insurance - 1.34%
The Allstate Corporation	6,163	302,418
Real Estate Investment Trusts - 1.33%
Corrections Corporation of America	3,809	148,818
The Geo Group, Inc.	4,020	151,232
		300,050
TOTAL FINANCIALS		1,959,966
HEALTH CARE - 7.27%
Health Care Equipment & Supplies - 0.54%
Medtronic, Inc.	2,590	121,626
Pharmaceuticals - 6.73%
AstraZeneca PLC - ADR	3,870	193,423
Johnson & Johnson	7,539	614,654
Merck & Company, Inc.	3,546	156,840
Novartis AG - ADR	4,299	306,261
Sanofi - ADR	4,840	247,227
		1,518,405
TOTAL HEALTH CARE		1,640,031
INDUSTRIALS - 3.14%
Aerospace & Defense - 2.61%
BAE Systems PLC - ADR	5,219	125,987
The Boeing Company	1,394	119,675
Lockheed Martin Corporation (c)	3,554	343,032
		588,694
Machinery - 0.53%
PACCAR, Inc.	2,349	118,765
TOTAL INDUSTRIALS		707,459
INFORMATION TECHNOLOGY - 7.87%
Computers & Peripherals - 2.06%
Hewlett-Packard Company	19,478	464,356
Electronic Equipment, Instruments & Components - 1.04%
TE Connectivity Limited	5,605	235,018
Semiconductors & Semiconductor Equipment - 0.53%
Texas Instruments, Inc.	3,349	118,823
Software - 4.24%
CA, Inc.	14,005	352,506
Microsoft Corporation	21,153	605,186
		957,692
TOTAL INFORMATION TECHNOLOGY		1,775,889
TELECOMMUNICATION SERVICES - 2.74%
Wireless Telecommunication Services - 2.74%
Vodafone Group PLC - ADR	21,736	617,520
TOTAL TELECOMMUNICATION SERVICES		617,520
UTILITIES - 5.80%
Electric Utilities - 3.61%
Exelon Corporation (c)	14,807	510,545
PPL Corporation	9,684	303,206
		813,751
Multi-Utilities - 2.19%
Public Service Enterprise Group, Inc.	14,378	493,741
TOTAL UTILITIES		1,307,492
Total common stocks (Cost $10,397,235)		11,959,417

INVESTMENT COMPANIES - 1.72%
Exchange Traded Funds - 1.72%
iShares iBoxx $ High Yield Corporate Bond Fund	4,100	386,835
Total investment companies (Cost $385,810)		386,835

PREFERRED STOCKS - 2.03%
FINANCIALS - 2.03%
Commercial Banks - 0.76%
Countrywide Capital V, 7.000%	2,744	70,109
Morgan Stanley, 4.000% (b)	2,000	46,000
Royal Bank of Scotland Group PLC, 6.600%	2,370	54,842
		170,951
Consumer Finance - 0.24%
GMAC Capital Trust I - Series 2, 8.125% (b)	1,986	54,019
Investment Companies - 0.61%
Pebblebrook Hotel Trust, 8.000%	5,000	136,750
Real Estate Investment Trusts - 0.40%
Strategic Hotels & Resorts, Inc. - Series A, 8.500%	3,652	90,387
Thrifts & Mortgage Finance - 0.02%
Federal Home Loan Mortgage Corporation - Series Z (a)	1,635	5,428
TOTAL FINANCIALS		457,535
Total preferred stocks (Cost $432,633)		457,535

CONVERTIBLE PREFERRED STOCKS - 0.62%
CONSUMER DISCRETIONARY - 0.29%
Auto Components - 0.29%
The Goodyear Tire & Rubber Company, 5.875%	1,535	66,788
TOTAL CONSUMER DISCRETIONARY		66,788
ENERGY - 0.04%
Oil, Gas & Consumable Fuels - 0.04%
PetroQuest Energy, Inc., 6.875%	250	8,375
TOTAL ENERGY		8,375
FINANCIALS - 0.29%
Commercial Banks - 0.29%
KeyCorp, 7.750%	500	64,795
TOTAL FINANCIALS		64,795
Total convertible preferred stocks (Cost $140,454)		139,958
	Principal
CONVERTIBLE BONDS - 0.89%	Amount
HEALTH CARE - 0.63%
Health Care Providers & Services - 0.63%
WellPoint, Inc.
2.750%, 10/15/2042 (Acquired 10/03/2012, Cost $130,000) (r)	$130,000	142,675
TOTAL HEALTH CARE		142,675
INDUSTRIALS - 0.26%
Machinery - 0.26%
Meritor, Inc.
7.875%, 03/01/2026 (Acquired 11/29/2012, Cost $18,055) (r)	20,000	20,388
4.000%, 02/15/2027 (b)	48,000	38,430
TOTAL INDUSTRIALS		58,818
Total convertible bonds (Cost $192,866)		201,493

CORPORATE BONDS - 31.36%
CONSUMER DISCRETIONARY - 7.11%
Auto Components - 0.79%
Affinia Group, Inc.
10.750%, 08/15/2016 (Acquired 06/26/2012, Cost $15,961) (r)	15,000	16,350
Allison Transmission, Inc.
7.125%, 05/15/2019 (Acquired 05/09/2011 - 03/05/2013, Cost $32,861) (r)	32,000	34,600
American Axle & Manufacturing Holdings, Inc.
9.250%, 01/15/2017 (Acquired 12/31/2010 - 07/07/2011, Cost $26,669) (r)	25,000	27,563
American Axle & Manufacturing, Inc.
7.750%, 11/15/2019	36,000	39,960
Stoneridge, Inc.
9.500%, 10/15/2017 (Acquired 12/31/2010 - 03/13/2013, Cost $58,921) (i) (r)	55,000	59,400
		177,873
Automobiles - 0.37%
Chrysler Group LLC
8.250%, 06/15/2021	75,000	84,094
Hotels, Restaurants & Leisure - 1.21%
CKE, Inc.
10.500%, 03/14/2016 (Acquired 04/25/2012 - 10/01/2012, Cost $21,616) (p) (r)	20,562	21,796
CKE Restaurants, Inc.
11.375%, 07/15/2018	35,000	40,775
El Pollo Loco, Inc.
17.000%, 01/01/2018 (Acquired 03/12/2013, Cost $37,189) (i) (p) (r)	35,000	37,625
MGM Resorts International
7.750%, 03/15/2022	40,000	44,600
RHP Hotel Properties LP / RHP Finance Corporation
5.000%, 04/15/2021 (Acquired 03/27/2013, Cost $14,000) (d) (r)	14,000	14,123
Ruby Tuesday, Inc.
7.625%, 05/15/2020 (Acquired 05/07/2012 - 12/20/2012, Cost $62,082) (r)	65,000	64,837
Shearer's Foods LLC / Chip Finance Corporation
9.000%, 11/01/2019 (Acquired 10/24/2012 - 03/05/2013, Cost $46,417) (r)	45,000	49,499
		273,255
Household Durables - 0.60%
M/I Homes, Inc.
8.625%, 11/15/2018	30,000	33,450
Weekley Homes LLC / Weekley Finance Corporation
6.000%, 02/01/2023 (Acquired 01/28/2013 - 03/25/2013, Cost $51,105) (r)	50,000	51,750
William Lyon Homes, Inc.
8.500%, 11/15/2020 (Acquired 11/05/2012 - 01/30/2013, Cost $45,955) (r)	45,000	49,275
		134,475
Leisure Equipment & Products - 1.05%
BC Mountain LLC / BC Mountain Finance, Inc.
7.000%, 02/01/2021 (Acquired 01/25/2013 - 02/12/2013, Cost $35,746) (r)	35,000	37,188
CityCenter Holdings LLC / CityCenter Finance Corporation
10.750%, 01/15/2017 (p)	64,510	71,605
MCE Finance Limited
5.000%, 02/15/2021 (Acquired 02/06/2013, Cost $59,550) (r)	60,000	60,750
Seven Seas Cruises S de RL LLC
9.125%, 05/15/2019	62,000	67,425
		236,968
Media - 1.94%
CCO Holdings LLC / CCO Holdings Capital Corporation
7.375%, 06/01/2020	95,000	105,805
Entercom Radio LLC
10.500%, 12/01/2019	35,000	40,425
Lynx II Corporation
6.375%, 04/15/2023 (Acquired 02/07/2013 - 03/14/2013, Cost $41,249) (r)	40,000	42,100
MDC Partners, Inc.
6.750%, 04/01/2020 (Acquired 03/15/2013, Cost $63,170) (r)	62,000	62,930
Nara Cable Funding Limited
8.875%, 12/01/2018 (Acquired 02/28/2013 - 03/21/2013, Cost $61,200) (r)	58,000	61,045
Townsquare Radio LLC / Townsquare Radio, Inc.
9.000%, 04/01/2019 (Acquired 03/30/2012 - 03/14/2013, Cost $63,850) (r)	60,000	65,850
Valassis Communications, Inc.
6.625%, 02/01/2021	55,000	58,988
		437,143
Multiline Retail - 0.80%
99 Cents Only Stores
11.000%, 12/15/2019	55,000	63,387
Dillard's, Inc.
6.625%, 01/15/2018	25,000	27,719
7.130%, 08/01/2018	55,000	63,113
J.C. Penney Corporation, Inc.
5.750%, 02/15/2018	30,000	25,650
		179,869
Textiles, Apparel & Luxury Goods - 0.35%
Quiksilver, Inc.
6.875%, 04/15/2015	80,000	80,000
TOTAL CONSUMER DISCRETIONARY		1,603,677
CONSUMER STAPLES - 0.86%
Food Products - 0.63%
Post Holdings, Inc.
7.375%, 02/15/2022	63,000	69,221
Wells Enterprises, Inc.
6.750%, 02/01/2020 (Acquired 01/15/2013 - 03/06/2013, Cost $70,419) (r)	68,000	71,910
		141,131
Household Products - 0.23%
FGI Operating Company LLC / FGI Finance, Inc.
7.875%, 05/01/2020 (Acquired 04/12/2012 - 01/08/2013, Cost $52,063) (r)	50,000	52,750
TOTAL CONSUMER STAPLES		193,881
ENERGY - 5.16%
Energy Equipment & Services - 2.93%
Atwood Oceanics, Inc.
6.500%, 02/01/2020	55,000	60,088
Bill Barrett Corporation
7.000%, 10/15/2022	70,000	73,675
Gulfport Energy Corporation
7.750%, 11/01/2020 (Acquired 10/17/2012 - 02/26/2013, Cost $95,797) (r)	95,000	100,699
Lone Pine Resources Canada Limited
10.375%, 02/15/2017	25,000	22,625
Midstates Petroleum Company, Inc. / Midstates Petroleum Company LLC
10.750%, 10/01/2020 (Acquired 09/13/2012 - 02/07/2013, Cost $61,759) (r)	60,000	66,900
PHI, Inc.
8.625%, 10/15/2018	72,000	78,660
Shale-Inland Holdings LLC / Shale-Inland Finance Corporation
8.750%, 11/15/2019 (Acquired 10/26/2012 - 03/25/2013, Cost $55,283) (r)	55,000	58,025
Shelf Drilling Holdings Limited
8.625%, 11/01/2018 (Acquired 10/10/2012 - 03/20/2013, Cost $77,756) (r)	75,000	79,875
Thermon Industries, Inc.
9.500%, 05/01/2017	42,000	46,830
Unit Corporation
6.625%, 05/15/2021	70,000	73,675
		661,052
Oil, Gas & Consumable Fuels - 2.23%
American Petroleum Tankers Parent LLC / American Petroleum Tankers Company
10.250%, 05/01/2015	60,000	62,250
Comstock Resources, Inc.
9.500%, 06/15/2020	68,000	74,800
Holly Energy Partners LP / Holly Energy Finance Corporation
6.500%, 03/01/2020 (Acquired 02/28/2012 - 03/20/2012, Cost $29,520) (r)	29,000	30,958
NGPL PipeCo LLC
9.625%, 06/01/2019 (Acquired 05/22/2012 - 03/22/2013, Cost $79,001) (r)	72,000	80,999
Niska Gas Storage US LLC / Niska Gas Storage Canada ULC
8.875%, 03/15/2018	55,000	57,613
PBF Holding Company LLC / PBF Finance Corporation
8.250%, 02/15/2020 (Acquired 01/27/2012 - 05/29/2012, Cost $39,541) (r)	40,000	44,200
PetroQuest Energy, Inc.
10.000%, 09/01/2017	55,000	59,263
Stone Energy Corporation
8.625%, 02/01/2017	45,000	48,825
7.500%, 11/15/2022	40,000	43,900
		502,808
TOTAL ENERGY		1,163,860
FINANCIALS - 1.59%
Commercial Banks - 0.37%
Aircastle Limited
6.250%, 12/01/2019	60,000	65,850
The Royal Bank of Scotland PLC
9.500%, 03/16/2022 (b)	15,000	17,330
		83,180
Consumer Finance - 0.66%
Ally Financial, Inc.
4.625%, 06/26/2015	70,000	73,280
7.250%, 09/15/2017	20,000	20,012
Credit Acceptance Corporation
9.125%, 02/01/2017	50,000	54,625
		147,917
Diversified Financial Services - 0.21%
PHH Corporation
9.250%, 03/01/2016	40,000	46,900
Insurance - 0.19%
Prudential Financial, Inc.
5.875%, 09/15/2042 (b)	40,000	42,750
Investment Companies - 0.16%
Constellation Enterprises LLC
10.625%, 02/01/2016 (Acquired 01/20/2011 - 07/19/2011, Cost $35,028) (i) (r)	35,000	36,925
TOTAL FINANCIALS		357,672
HEALTH CARE - 3.05%
Health Care Providers & Services - 1.78%
Air Medical Group Holdings, Inc.
9.250%, 11/01/2018	48,000	53,400
Capella Healthcare, Inc.
9.250%, 07/01/2017	55,000	59,813
CDRT Holding Corporation
9.250%, 10/01/2017 (Acquired 09/24/2012, Cost $19,463) (p) (r)	20,000	20,850
Emergency Medical Services Corporation
8.125%, 06/01/2019	50,000	55,125
HCA, Inc.
6.500%, 02/15/2020	66,000	74,621
Surgical Care Affiliates, Inc.
8.875%, 07/15/2015 (Acquired 03/21/2012 - 03/20/2013, Cost $40,399) (i) (r)	40,000	40,700
10.000%, 07/15/2017 (Acquired 12/31/2010, Cost $20,400) (i) (r)	20,000	20,925
Universal Hospital Services, Inc.
7.625%, 08/15/2020	70,000	75,687
		401,121
Health Care Technology - 0.71%
DJO Finance LLC / DJO Finance Corporation
8.750%, 03/15/2018	50,000	56,000
Grifols, Inc.
8.250%, 02/01/2018	65,000	71,825
STHI Holding Corporation
8.000%, 03/15/2018 (Acquired 03/11/2011 - 03/20/2013, Cost $31,238) (r)	30,000	32,925
		160,750
Pharmaceuticals - 0.56%
ConvaTec Healthcare E SA
10.500%, 12/15/2018 (Acquired 12/31/2010 - 10/02/2012, Cost $46,798) (r)	45,000	50,288
Valeant Pharmaceuticals International
7.250%, 07/15/2022 (Acquired 09/20/2012 - 03/25/2013, Cost $74,525) (r)	70,000	76,475
		126,763
TOTAL HEALTH CARE		688,634
INDUSTRIALS - 5.45%
Aerospace & Defense - 0.29%
Huntington Ingalls Industries, Inc.
7.125%, 03/15/2021	60,000	65,550
Airlines - 1.02%
America West Airlines Pass Through Trust - Series 2001-1
7.100%, 04/02/2021	45,232	50,660
Continental Airlines, Inc. Pass Through Trust - Series 2003-ERJ1
7.875%, 07/02/2018	34,855	36,423
Delta Air Lines, Inc. Pass Through Trust - Class B - Series 2007-1
8.021%, 08/10/2022	36,839	40,755
United Air Lines, Inc. Pass Through Trust - Class B - Series 2007-1
7.336%, 07/02/2019 (Acquired 02/23/2012 - 08/29/2012, Cost $40,488) (e) (i)	41,201	41,769
US Airways Pass Through Trust - Class B - Series 2012-1
8.000%, 10/01/2019	55,000	60,638
		230,245
Building Products - 0.79%
Building Materials Corporation of America
6.750%, 05/01/2021 (Acquired 11/21/2011 - 02/12/2013, Cost $56,893) (r)	55,000	60,225
Masonite International Corporation
8.250%, 04/15/2021 (Acquired 03/06/2012 - 10/25/2012, Cost $57,758) (r)	55,000	61,325
Roofing Supply Group LLC / Roofing Supply Finance, Inc.
10.000%, 06/01/2020 (Acquired 05/24/2012 - 11/20/2012, Cost $52,728) (r)	50,000	56,750
		178,300
Commercial Services & Supplies - 1.09%
International Lease Finance Corporation
6.750%, 09/01/2016 (Acquired 12/20/2012 - 02/13/2013, Cost $73,080) (r)	65,000	73,774
8.250%, 12/15/2020	46,000	56,465
United Rentals North America, Inc.
8.250%, 02/01/2021	40,000	45,500
Zachry Holdings, Inc.
7.500%, 02/01/2020 (Acquired 01/18/2013 - 03/14/2013, Cost $68,393) (i) (r)	67,000	70,853
		246,592
Construction & Engineering - 0.53%
RSI Home Products, Inc.
6.875%, 03/01/2018 (Acquired 02/15/2013 - 03/11/2013, Cost $50,701) (r)	50,000	51,000
Tutor Perini Corporation
7.625%, 11/01/2018	64,000	67,520
		118,520
Electrical Equipment - 0.32%
General Cable Corporation
5.750%, 10/01/2022 (Acquired 02/06/2013 - 03/19/2013, Cost $72,455) (r)	70,000	71,750
Industrial Conglomerates - 0.16%
Actuant Corporation
5.625%, 06/15/2022	35,000	36,488
Machinery - 0.96%
The Manitowoc Company, Inc.
8.500%, 11/01/2020	25,000	28,375
Mcron Finance Sub LLC / Mcron Finance Corporation
8.375%, 05/15/2019 (Acquired 04/20/2012 - 02/04/2013, Cost $60,546) (r)	59,000	65,490
Thermadyne Holdings Corporation
9.000%, 12/15/2017	45,000	49,275
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.
8.750%, 02/01/2019 (Acquired 01/24/2013 - 03/28/2013, Cost $75,025) (r)	75,000	74,438
		217,578
Road & Rail - 0.29%
Florida East Coast Railway Corporation
8.125%, 02/01/2017	60,000	64,650
TOTAL INDUSTRIALS		1,229,673
INFORMATION TECHNOLOGY - 1.40%
Communications Equipment - 0.19%
Nokia OYJ
5.375%, 05/15/2019	45,000	43,088
Electronic Equipment, Instruments & Components - 0.62%
Freescale Semiconductor, Inc.
9.250%, 04/15/2018 (Acquired 12/31/2010 - 09/17/2012, Cost $37,416) (r)	35,000	38,588
8.050%, 02/01/2020	30,000	31,875
NXP BV / NXP Funding LLC
5.750%, 02/15/2021 (Acquired 01/31/2013 - 03/05/2013, Cost $65,940) (r)	65,000	67,762
		138,225
Software - 0.59%
Ceridian Corporation
8.875%, 07/15/2019 (Acquired 06/28/2012 - 08/07/2012, Cost $41,557) (r)	40,000	46,750
First Data Corporation
8.875%, 08/15/2020 (Acquired 12/31/2010 - 09/17/2012, Cost $52,340) (r)	50,000	56,125
8.750%, 01/15/2022 (Acquired 11/19/2012 - 12/05/2012, Cost $29,189) (p) (r)	28,884	30,689
		133,564
TOTAL INFORMATION TECHNOLOGY		314,877
MATERIALS - 5.25%
Chemicals - 1.86%
Hexion U.S. Finance Corporation
6.625%, 04/15/2020 (Acquired 01/16/2013 - 01/17/2013, Cost $23,204) (r)	23,000	23,173
Hexion U.S. Finance Corporation / Hexion Nova Scotia Finance ULC
8.875%, 02/01/2018	65,000	67,600
Momentive Performance Materials, Inc.
8.875%, 10/15/2020	55,000	56,925
10.000%, 10/15/2020	20,000	20,100
OMNOVA Solutions, Inc.
7.875%, 11/01/2018	75,000	80,249
Perstorp Holding AB
8.750%, 05/15/2017 (Acquired 11/09/2012 - 03/15/2013, Cost $66,600) (r)	65,000	69,063
Taminco Acquisition Corporation
9.125%, 12/15/2017 (Acquired 12/13/2012, Cost $14,863) (p) (r)	15,000	15,225
Taminco Global Chemical Corporation
9.750%, 03/31/2020 (Acquired 01/20/2012 - 08/01/2012, Cost $36,350) (r)	35,000	39,113
US Coatings Acquisition, Inc. / Flash Dutch 2 BV
7.375%, 05/01/2021 (Acquired 01/16/2013 - 02/06/2013, Cost $46,028) (r)	45,000	47,531
		418,979
Containers & Packaging - 0.28%
BWAY Holding Company
10.000%, 06/15/2018	16,000	18,000
Tekni-Plex, Inc.
9.750%, 06/01/2019 (Acquired 05/10/2012 - 02/14/2013, Cost $40,968) (r)	40,000	44,400
		62,400
Metals & Mining - 1.96%
AM Castle & Company
12.750%, 12/15/2016	36,000	42,480
Atkore International, Inc.
9.875%, 01/01/2018	55,000	60,638
Horsehead Holding Corporation
10.500%, 06/01/2017 (Acquired 07/19/2012 - 03/04/2013, Cost $66,366) (r)	65,000	69,874
Kaiser Aluminum Corporation
8.250%, 06/01/2020	47,000	52,875
Noranda Aluminum Acquisition Corporation
11.000%, 06/01/2019 (Acquired 03/01/2013 - 03/27/2013, Cost $55,300) (i) (r)	55,000	55,275
Rain CII Carbon LLC / CII Carbon Corporation
8.000%, 12/01/2018 (Acquired 12/31/2010 - 09/06/2012, Cost $51,219) (r)	50,000	53,125
8.250%, 01/15/2021 (Acquired 12/14/2012 - 03/15/2013, Cost $46,924) (r)	45,000	48,825
SunCoke Energy, Inc.
7.625%, 08/01/2019	55,000	59,400
		442,492
Paper & Forest Products - 1.15%
Appleton Papers, Inc.
11.250%, 12/15/2015	25,000	27,938
Longview Fibre Paper & Packaging, Inc.
8.000%, 06/01/2016 (Acquired 05/17/2011 - 10/15/2012, Cost $104,019) (r)	101,000	106,049
Sappi Papier Holding GmbH
7.750%, 07/15/2017 (Acquired 09/17/2012, Cost $53,706) (r)	50,000	55,500
Verso Paper Holdings LLC / Verso Paper, Inc.
11.750%, 01/15/2019	40,000	43,400
11.750%, 01/15/2019 (Acquired 03/04/2013, Cost $10,571) (r)	10,000	10,675
8.750%, 02/01/2019	35,000	16,888
		260,450
TOTAL MATERIALS		1,184,321
TELECOMMUNICATION SERVICES - 0.62%
Diversified Telecommunication Services - 0.27%
Sable International Finance Limited
8.750%, 02/01/2020 (Acquired 01/20/2012 - 03/20/2013, Cost $58,573) (r)	54,000	61,290
Wireless Telecommunication Services - 0.35%
Wind Acquisition Finance SA
7.250%, 02/15/2018 (Acquired 06/12/2012 - 03/01/2013, Cost $18,658) (r)	20,000	20,925
Wind Acquisition Holdings Finance SA
12.250%, 07/15/2017 (Acquired 07/05/2011 - 02/06/2013, Cost $57,912) (p) (r)	55,224	57,640
		78,565
TOTAL TELECOMMUNICATION SERVICES		139,855
UTILITIES - 0.87%
Electric Utilities - 0.39%
Energy Future Intermediate Holding Company LLC / EFIH Finance, Inc.
10.000%, 12/01/2020 (Acquired 12/31/2010 - 03/14/2013, Cost $84,046) (r)	78,000	88,140
Independent Power Producers & Energy Traders - 0.48%
GenOn Americas Generation LLC
8.500%, 10/01/2021	50,000	58,875
NRG Energy, Inc.
7.875%, 05/15/2021	45,000	50,288
		109,163
TOTAL UTILITIES		197,303
Total corporate bonds (Cost $6,786,790)		7,073,753

Total long-term investments (Cost $18,335,788)		20,218,991

SHORT-TERM INVESTMENTS - 0.86%
Time Deposits - 0.86%
Deutsche Bank, 0.03%, 04/01/2013*	195,056	195,056
Total short-term investments (Cost $195,056)		195,056

Total investments - 90.51% (Cost $18,530,844)		20,414,047

Other assets in excess of liabilities - 9.49%		2,140,654

Net assets - 100.00%		$22,554,701

(a) -	Non-income producing security.
(b) -	The coupon rate shown on variable rate securities represents the rate at March 31, 2013.
(c) -	All or a portion of this security is segregated as collateral for delayed delivery securities.
(d) -	Delayed delivery security.
(e) -
Restricted security not registered under the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers. The total market value of this security was $41,769, representing 0.19% of net assets.

(f) -	Fair valued security. The total market value of this security was $0, representing 0.00% of net assets.
(i) -	Illiquid security.
(p) -	Payment in-kind security.
(r) -
Restricted security under Rule 144A of the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers. The total market value of these securities was $3,476,490, representing 15.41% of net assets.

ADR -	American Depositary Receipt
* -	Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 10 sectors, 24 industry groups, 68 industries and 154 sub-industries. Each stock that is classified will have a coding at all four of these levels.

Schedule of Investments - March 31, 2013
Hotchkis & Wiley High Yield Fund (Unaudited)
	Principal
CORPORATE BONDS - 89.41%	Amount	Value
Aerospace/Defense - 0.67%
Huntington Ingalls Industries, Inc.
7.125%, 03/15/2021 (c)	$6,108,000	$6,672,990
Airlines - 3.94%
America West Airlines Pass Through Trust - Series 2001-1
7.100%, 04/02/2021	5,419,323	6,069,642
Continental Airlines, Inc. Pass Through Trust - Series 2003-ERJ1
7.875%, 07/02/2018	4,807,657	5,024,002
Delta Air Lines, Inc. Pass Through Trust - Class B - Series 2007-1
8.021%, 08/10/2022	4,214,389	4,662,379
United Air Lines, Inc. Pass Through Trust - Class B - Series 2007-1
7.336%, 07/02/2019 (Acquired 06/23/2010 - 02/21/2013, Cost $7,705,782) (e) (i)	7,843,129	7,951,364
US Airways Pass Through Trust - Class B - Series 2012-1
8.000%, 10/01/2019	6,295,000	6,940,237
US Airways Pass Through Trust - Class C - Series 2012-1
9.125%, 10/01/2015	8,000,000	8,600,000
		39,247,624
Apparel/Textiles - 0.96%
Quiksilver, Inc.
6.875%, 04/15/2015	9,531,000	9,531,000
Auto Loans - 0.74%
Credit Acceptance Corporation
9.125%, 02/01/2017	6,760,000	7,385,300
Auto Parts & Equipment - 2.29%
Affinia Group, Inc.
10.750%, 08/15/2016 (Acquired 08/06/2009 - 06/26/2012, Cost $3,099,823) (r)	2,965,000	3,231,850
Allison Transmission, Inc.
7.125%, 05/15/2019 (Acquired 04/27/2011 - 03/05/2013, Cost $4,852,812) (r)	4,748,000	5,133,775
American Axle & Manufacturing Holdings, Inc.
9.250%, 01/15/2017 (Acquired 12/10/2009 - 02/07/2013, Cost $3,113,118) (r)	2,959,000	3,262,298
American Axle & Manufacturing, Inc.
7.750%, 11/15/2019	4,576,000	5,079,360
Stoneridge, Inc.
9.500%, 10/15/2017 (Acquired 09/24/2010 - 03/13/2013, Cost $5,944,161) (i) (r)	5,635,000	6,085,800
		22,793,083
Automakers - 0.99%
Chrysler Group LLC
8.250%, 06/15/2021	8,810,000	9,878,212
Banking - 1.41%
Ally Financial, Inc.
4.625%, 06/26/2015	7,930,000	8,301,520
7.250%, 09/15/2017	2,008,000	2,009,203
The Royal Bank of Scotland PLC
9.500%, 03/16/2022 (b)	3,235,000	3,737,609
		14,048,332
Building & Construction - 3.32%
M/I Homes, Inc.
8.625%, 11/15/2018	4,525,000	5,045,375
Tutor Perini Corporation
7.625%, 11/01/2018	8,415,000	8,877,825
Weekley Homes LLC / Weekley Finance Corporation
6.000%, 02/01/2023 (Acquired 01/28/2013 - 03/25/2013, Cost $6,120,613) (r)	5,988,000	6,197,580
William Lyon Homes, Inc.
8.500%, 11/15/2020 (Acquired 11/05/2012 - 03/26/2013, Cost $4,974,926) (r)	4,885,000	5,349,075
Zachry Holdings, Inc.
7.500%, 02/01/2020 (Acquired 01/18/2013 - 03/14/2013, Cost $7,371,850) (i) (r)	7,246,000	7,662,645
		33,132,500
Building Materials - 1.99%
Building Materials Corporation of America
6.750%, 05/01/2021 (Acquired 08/26/2011 - 02/14/2013, Cost $7,101,639) (r)	6,996,000	7,660,620
Masonite International Corporation
8.250%, 04/15/2021 (Acquired 09/06/2011 - 09/25/2012, Cost $5,745,562) (r)	5,665,000	6,316,475
Roofing Supply Group LLC / Roofing Supply Finance, Inc.
10.000%, 06/01/2020 (Acquired 05/24/2012 - 02/04/2013, Cost $5,334,533) (r)	5,130,000	5,822,550
		19,799,645
Chemicals - 6.42%
Hexion U.S. Finance Corporation
6.625%, 04/15/2020 (Acquired 01/16/2013 - 02/12/2013, Cost $5,367,621) (r)	5,337,000	5,377,028
Hexion U.S. Finance Corporation / Hexion Nova Scotia Finance ULC
8.875%, 02/01/2018 (c)	6,925,000	7,202,000
Momentive Performance Materials, Inc.
8.875%, 10/15/2020	6,178,000	6,394,230
10.000%, 10/15/2020	3,980,000	3,999,900
OMNOVA Solutions, Inc.
7.875%, 11/01/2018	8,235,000	8,811,450
Perstorp Holding AB
8.750%, 05/15/2017 (Acquired 11/09/2012 - 03/15/2013, Cost $7,896,025) (r)	7,725,000	8,207,812
Taminco Acquisition Corporation
9.125%, 12/15/2017 (Acquired 12/13/2012 - 01/16/2013, Cost $2,481,396) (p) (r)	2,485,000	2,522,275
Taminco Global Chemical Corporation
9.750%, 03/31/2020 (Acquired 01/20/2012 - 09/06/2012, Cost $5,925,425) (r)	5,700,000	6,369,750
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.
8.750%, 02/01/2019 (Acquired 01/24/2013 - 03/28/2013, Cost $8,036,825) (r)	8,035,000	7,974,737
US Coatings Acquisition, Inc. / Flash Dutch 2 BV
7.375%, 05/01/2021 (Acquired 01/16/2013 - 02/06/2013, Cost $6,873,804) (r)	6,735,000	7,113,844
		63,973,026
Consumer - Products - 0.52%
FGI Operating Company LLC / FGI Finance, Inc.
7.875%, 05/01/2020 (Acquired 04/12/2012 - 01/08/2013, Cost $5,075,483) (r)	4,932,000	5,203,260
Consumer/Commercial/Lease Financing - 3.39%
Aircastle Limited
6.250%, 12/01/2019	7,040,000	7,726,400
CIT Group, Inc.
5.500%, 02/15/2019 (Acquired 05/24/2012 - 02/08/2013, Cost $8,437,040) (r)	8,223,000	9,065,858
International Lease Finance Corporation
6.750%, 09/01/2016 (Acquired 06/27/2012 - 02/13/2013, Cost $9,822,746) (r)	8,920,000	10,124,200
8.250%, 12/15/2020	5,579,000	6,848,222
		33,764,680
Department Stores - 1.43%
Dillard's, Inc.
6.625%, 01/15/2018	3,398,000	3,767,533
7.130%, 08/01/2018	5,864,000	6,728,940
J.C. Penney Corporation, Inc.
5.750%, 02/15/2018	4,355,000	3,723,525
		14,219,998
Discount Stores - 0.76%
99 Cents Only Stores
11.000%, 12/15/2019	6,585,000	7,589,212
Diversified Capital Goods - 1.83%
Actuant Corporation
5.625%, 06/15/2022	5,080,000	5,295,900
AM Castle & Company
12.750%, 12/15/2016	4,125,000	4,867,500
General Cable Corporation
5.750%, 10/01/2022 (Acquired 02/06/2013 - 03/19/2013, Cost $8,143,174) (r)	7,863,000	8,059,575
		18,222,975
Electric - Generation - 2.49%
Energy Future Intermediate Holding Company LLC / EFIH Finance, Inc.
10.000%, 12/01/2020 (Acquired 11/16/2009 - 03/14/2013, Cost $9,947,174) (r)	9,189,000	10,383,570
GenOn Americas Generation LLC
8.500%, 10/01/2021	7,733,000	9,105,608
NRG Energy, Inc.
7.875%, 05/15/2021	4,795,000	5,358,412
		24,847,590
Electronics - 2.19%
Freescale Semiconductor, Inc.
9.250%, 04/15/2018 (Acquired 04/20/2010 - 11/26/2012, Cost $4,382,590) (r)	4,247,000	4,682,318
8.050%, 02/01/2020	3,275,000	3,479,687
Nokia OYJ
5.375%, 05/15/2019	5,960,000	5,706,700
NXP BV / NXP Funding LLC
5.750%, 02/15/2021 (Acquired 01/31/2013 - 03/05/2013, Cost $7,762,191) (r)	7,650,000	7,975,125
		21,843,830
Energy - Exploration & Production - 6.02%
Bill Barrett Corporation
7.000%, 10/15/2022	8,231,000	8,663,128
Comstock Resources, Inc.
9.500%, 06/15/2020	9,106,000	10,016,600
Gulfport Energy Corporation
7.750%, 11/01/2020 (Acquired 10/17/2012 - 02/26/2013, Cost $12,035,505) (r)	11,844,000	12,554,640
Lone Pine Resources Canada Limited
10.375%, 02/15/2017	3,325,000	3,009,125
Midstates Petroleum Company, Inc. / Midstates Petroleum Company LLC
10.750%, 10/01/2020 (Acquired 09/13/2012 - 02/07/2013, Cost $6,617,245) (r)	6,430,000	7,169,450
PetroQuest Energy, Inc.
10.000%, 09/01/2017	6,685,000	7,203,087
Stone Energy Corporation
8.625%, 02/01/2017	5,319,000	5,771,115
7.500%, 11/15/2022	5,110,000	5,608,225
		59,995,370
Food - Wholesale - 2.53%
Post Holdings, Inc.
7.375%, 02/15/2022	9,133,000	10,034,884
Shearer's Foods LLC / Chip Finance Corporation
9.000%, 11/01/2019 (Acquired 10/24/2012 - 03/05/2013, Cost $5,683,954) (r)	5,489,000	6,037,900
Wells Enterprises, Inc.
6.750%, 02/01/2020 (Acquired 01/15/2013 - 03/06/2013, Cost $9,020,168) (r)	8,696,000	9,196,020
		25,268,804
Forestry/Paper - 3.04%
Appleton Papers, Inc.
11.250%, 12/15/2015	3,985,000	4,453,238
Longview Fibre Paper & Packaging, Inc.
8.000%, 06/01/2016 (Acquired 05/17/2011 - 01/18/2013, Cost $9,438,491) (r)	9,170,000	9,628,500
Sappi Papier Holding GmbH
7.750%, 07/15/2017 (Acquired 06/20/2012 - 02/15/2013, Cost $6,342,276) (r)	6,150,000	6,826,500
Verso Paper Holdings LLC / Verso Paper, Inc.
11.750%, 01/15/2019	5,035,000	5,462,975
11.750%, 01/15/2019 (Acquired 03/04/2013, Cost $2,103,540) (r)	1,990,000	2,124,325
8.750%, 02/01/2019	3,713,000	1,791,522
		30,287,060
Gaming - 2.34%
CityCenter Holdings LLC / CityCenter Finance Corporation
10.750%, 01/15/2017 (p)	7,228,699	8,023,856
MCE Finance Limited
5.000%, 02/15/2021 (Acquired 01/29/2013 - 02/06/2013, Cost $7,961,700) (r)	7,940,000	8,039,250
MGM Resorts International
7.750%, 03/15/2022	6,490,000	7,236,350
		23,299,456
Gas Distribution - 2.29%
Holly Energy Partners LP / Holly Energy Finance Corporation
6.500%, 03/01/2020 (Acquired 02/28/2012 - 02/12/2013, Cost $7,123,922) (r)	6,901,000	7,366,817
NGPL PipeCo LLC
9.625%, 06/01/2019 (Acquired 05/22/2012 - 03/22/2013, Cost $9,085,322) (r)	8,383,000	9,430,875
Niska Gas Storage US LLC / Niska Gas Storage Canada ULC
8.875%, 03/15/2018	5,800,000	6,075,500
		22,873,192
Health Facilities - 2.47%
Capella Healthcare, Inc.
9.250%, 07/01/2017	5,878,000	6,392,325
HCA, Inc.
6.500%, 02/15/2020	9,434,000	10,666,316
Surgical Care Affiliates, Inc.
8.875%, 07/15/2015 (Acquired 02/17/2012 - 03/20/2012, Cost $5,306,168) (i) (r)	5,256,981	5,348,978
10.000%, 07/15/2017 (Acquired 12/15/2009 - 02/22/2012, Cost $2,170,739) (i) (r)	2,155,000	2,254,669
		24,662,288
Health Services - 2.90%
Air Medical Group Holdings, Inc.
9.250%, 11/01/2018	6,076,000	6,759,550
CDRT Holding Corporation
9.250%, 10/01/2017 (Acquired 09/24/2012, Cost $2,040,657) (p) (r)	2,097,000	2,186,122
Emergency Medical Services Corporation
8.125%, 06/01/2019 (c)	4,942,000	5,448,555
STHI Holding Corporation
8.000%, 03/15/2018 (Acquired 03/11/2011 - 03/01/2013, Cost $4,473,986) (r)	4,350,000	4,774,125
Universal Hospital Services, Inc.
7.625%, 08/15/2020	8,998,000	9,729,088
		28,897,440
Hotels - 0.15%
RHP Hotel Properties LP / RHP Finance Corporation
5.000%, 04/15/2021 (Acquired 03/27/2013, Cost $1,498,000) (d) (r)	1,498,000	1,511,108
Household & Leisure Products - 1.37%
BC Mountain LLC / BC Mountain Finance, Inc.
7.000%, 02/01/2021 (Acquired 01/25/2013 - 02/12/2013, Cost $6,346,005) (r)	6,227,000	6,616,187
RSI Home Products, Inc.
6.875%, 03/01/2018 (Acquired 02/15/2013 - 03/11/2013, Cost $6,984,691) (r)	6,895,000	7,032,900
		13,649,087
Leisure - 0.67%
Seven Seas Cruises S de RL LLC
9.125%, 05/15/2019	6,164,000	6,703,350
Machinery - 1.72%
The Manitowoc Company, Inc.
8.500%, 11/01/2020	3,580,000	4,063,300
Mcron Finance Sub LLC / Mcron Finance Corporation
8.375%, 05/15/2019 (Acquired 04/20/2012 - 02/04/2013, Cost $6,494,160) (r)	6,355,000	7,054,050
Thermadyne Holdings Corporation
9.000%, 12/15/2017	5,554,000	6,081,630
		17,198,980
Media - Broadcast - 1.22%
Entercom Radio LLC
10.500%, 12/01/2019	4,513,000	5,212,515
Townsquare Radio LLC / Townsquare Radio, Inc.
9.000%, 04/01/2019 (Acquired 03/30/2012 - 03/14/2013, Cost $6,742,710) (r)	6,375,000	6,996,563
		12,209,078
Media - Cable - 2.60%
CCO Holdings LLC / CCO Holdings Capital Corporation
7.375%, 06/01/2020 (c)	10,875,000	12,112,031
Lynx II Corporation
6.375%, 04/15/2023 (Acquired 02/07/2013 - 03/14/2013, Cost $6,540,401) (r)	6,360,000	6,693,900
Nara Cable Funding Limited
8.875%, 12/01/2018 (Acquired 02/28/2013 - 03/21/2013, Cost $7,183,911) (r)	6,812,000	7,169,630
		25,975,561
Media - Services - 0.72%
MDC Partners, Inc.
6.750%, 04/01/2020 (Acquired 03/15/2013, Cost $7,192,673) (r)	7,059,000	7,164,885
Medical Products - 1.58%
DJO Finance LLC / DJO Finance Corporation
8.750%, 03/15/2018	6,099,000	6,830,880
Grifols, Inc.
8.250%, 02/01/2018 (c)	8,100,000	8,950,500
		15,781,380
Metals/Mining Excluding Steel - 4.92%
Constellation Enterprises LLC
10.625%, 02/01/2016 (Acquired 01/20/2011 - 05/21/2012, Cost $3,631,579) (i) (r)	3,630,000	3,829,650
Horsehead Holding Corporation
10.500%, 06/01/2017 (Acquired 07/19/2012 - 03/04/2013, Cost $6,812,066) (r)	6,700,000	7,202,500
Kaiser Aluminum Corporation
8.250%, 06/01/2020	6,542,000	7,359,750
Noranda Aluminum Acquisition Corporation
11.000%, 06/01/2019 (Acquired 03/01/2013 - 03/27/2013, Cost $6,164,250) (i) (r)	6,155,000	6,185,775
Rain CII Carbon LLC / CII Carbon Corporation
8.000%, 12/01/2018 (Acquired 11/23/2010 - 09/06/2012, Cost $6,685,335) (r)	6,557,000	6,966,813
8.250%, 01/15/2021 (Acquired 12/14/2012 - 03/15/2013, Cost $4,366,084) (r)	4,225,000	4,584,125
Shale-Inland Holdings LLC / Shale-Inland Finance Corporation
8.750%, 11/15/2019 (Acquired 10/26/2012 - 03/25/2013, Cost $6,580,265) (r)	6,490,000	6,846,950
SunCoke Energy, Inc.
7.625%, 08/01/2019	5,652,000	6,104,160
		49,079,723
Oil Field Equipment & Services - 4.87%
American Petroleum Tankers Parent LLC / American Petroleum Tankers Company
10.250%, 05/01/2015	6,274,000	6,509,275
Atwood Oceanics, Inc.
6.500%, 02/01/2020	6,555,000	7,161,337
PHI, Inc.
8.625%, 10/15/2018	8,672,000	9,474,160
Shelf Drilling Holdings Limited
8.625%, 11/01/2018 (Acquired 10/10/2012 - 03/20/2013, Cost $9,133,966) (r)	8,845,000	9,419,925
Thermon Industries, Inc.
9.500%, 05/01/2017	5,037,000	5,616,255
Unit Corporation
6.625%, 05/15/2021	9,823,000	10,338,708
		48,519,660
Oil Refining & Marketing - 0.80%
PBF Holding Company LLC / PBF Finance Corporation
8.250%, 02/15/2020 (Acquired 01/27/2012 - 02/07/2013, Cost $7,362,339) (r)	7,260,000	8,022,300
Packaging - 0.96%
BWAY Holding Company
10.000%, 06/15/2018	1,639,000	1,843,875
Tekni-Plex, Inc.
9.750%, 06/01/2019 (Acquired 05/10/2012 - 02/14/2013, Cost $7,192,223) (r)	6,953,000	7,717,830
		9,561,705
Pharmaceuticals - 1.56%
ConvaTec Healthcare E SA
10.500%, 12/15/2018 (Acquired 12/28/2010 - 03/14/2013, Cost $5,885,722) (r)	5,664,000	6,329,520
Valeant Pharmaceuticals International
7.250%, 07/15/2022 (Acquired 09/20/2012 - 03/25/2013, Cost $9,009,105) (r)	8,445,000	9,226,163
		15,555,683
Printing & Publishing - 0.70%
Valassis Communications, Inc.
6.625%, 02/01/2021	6,477,000	6,946,583
Railroads - 0.73%
Florida East Coast Railway Corporation
8.125%, 02/01/2017	6,734,000	7,255,885
Restaurants - 2.00%
CKE, Inc.
10.500%, 03/14/2016 (Acquired 04/25/2012 - 10/01/2012, Cost $1,970,375) (p) (r)	1,877,593	1,990,267
CKE Restaurants, Inc.
11.375%, 07/15/2018	3,609,000	4,204,485
El Pollo Loco, Inc.
17.000%, 01/01/2018 (Acquired 03/12/2013 - 03/22/2013, Cost $6,340,700) (i) (p) (r)	5,964,774	6,412,132
Ruby Tuesday, Inc.
7.625%, 05/15/2020 (Acquired 05/07/2012 - 01/11/2013, Cost $7,012,218) (r)	7,325,000	7,306,688
		19,913,572
Software/Services - 1.91%
Ceridian Corporation
8.875%, 07/15/2019 (Acquired 06/28/2012 - 01/15/2013, Cost $6,410,471) (r)	6,115,000	7,146,906
First Data Corporation
8.875%, 08/15/2020 (Acquired 08/11/2010 - 01/11/2013, Cost $6,660,759) (r)	6,337,000	7,113,283
8.750%, 01/15/2022 (Acquired 11/19/2012 - 02/12/2013, Cost $4,557,465) (p) (r)	4,503,000	4,784,437
		19,044,626
Steel Producers/Products - 0.75%
Atkore International, Inc.
9.875%, 01/01/2018	6,817,000	7,515,743
Support - Services - 1.27%
PHH Corporation
9.250%, 03/01/2016	5,900,000	6,917,750
United Rentals North America, Inc.
8.250%, 02/01/2021	5,045,000	5,738,687
		12,656,437
Telecom - Integrated/Services - 0.68%
Sable International Finance Limited
8.750%, 02/01/2020 (Acquired 01/20/2012 - 03/20/2013, Cost $6,499,872) (r)	5,989,000	6,797,515
Telecom - Wireless - 1.30%
Wind Acquisition Finance SA
7.250%, 02/15/2018 (Acquired 06/08/2012 - 03/01/2013, Cost $3,346,152) (r)	3,554,000	3,718,372
Wind Acquisition Holdings Finance SA
12.250%, 07/15/2017 (Acquired 01/05/2011 - 03/15/2013, Cost $9,003,103) (p) (r)	8,856,815	9,244,301
		12,962,673
Total corporate bonds (Cost $849,120,982)		891,462,401

CONVERTIBLE BONDS - 1.29%
Auto Parts & Equipment - 0.77%
Meritor, Inc.
7.875%, 03/01/2026 (Acquired 11/29/2012, Cost $2,013,171) (r)	2,230,000	2,273,206
4.000%, 02/15/2027 (b)	6,768,000	5,418,630
		7,691,836
Managed Care - 0.52%
WellPoint, Inc.
2.750%, 10/15/2042 (Acquired 10/03/2012 - 02/11/2013, Cost $4,778,428) (r)	4,670,000	5,125,325
Total convertible bonds (Cost $12,335,692)		12,817,161
	Shares
CONVERTIBLE PREFERRED STOCKS - 1.00%	Held
Auto Parts & Equipment - 0.77%
The Goodyear Tire & Rubber Company, 5.875%	177,215	7,710,625
Banking - 0.23%
KeyCorp, 7.750%	17,800	2,306,702
Total convertible preferred stocks (Cost $10,037,607)		10,017,327
PREFERRED STOCKS - 3.35%
Banking - 2.21%
Countrywide Capital V, 7.000%	289,358	7,393,097
GMAC Capital Trust I - Series 2, 8.125% (b)	239,082	6,503,030
Royal Bank of Scotland Group PLC, 6.600%	353,912	8,189,524
		22,085,651
Hotels - 1.07%
Strategic Hotels & Resorts, Inc. - Series A, 8.500%	252,052	6,238,287
Strategic Hotels & Resorts, Inc. - Series C, 8.250%	177,700	4,401,629
		10,639,916
Investments & Miscellaneous Financial Services - 0.07%
Federal Home Loan Mortgage Corporation - Series Z, 8.375% (a)	207,538	689,026
Total preferred stocks (Cost $30,685,760)		33,414,593

COMMON STOCKS - 1.03%
Automakers - 0.35%
General Motors Company (a)	67,091	1,866,472
General Motors Company - Escrow (a) (f) (i)	352,400	0
Motors Liquidation Company GUC Trust (a)	59,715	1,612,305
		3,478,777
Investments & Miscellaneous Financial Services - 0.68%
Citigroup, Inc.	153,026	6,769,870
Total common stocks (Cost $8,201,156)		10,248,647

Total long-term investments (Cost $910,381,197)		957,960,129

SHORT-TERM INVESTMENTS - 2.18%	Principal
Time Deposits - 2.18%	Amount
Bank of Nova Scotia, 0.03%, 04/01/2013*	$1,215,734	1,215,734
Citibank, 0.03%, 04/01/2013*	1,200,000	1,200,000
Societe Generale, 0.03%, 04/01/2013*	13,367,398	13,367,398
Wells Fargo, 0.03%, 04/01/2013*	6,000,000	6,000,000
Total short-term investments (Cost $21,783,132)		21,783,132

Total investments - 98.26% (Cost $932,164,329)		979,743,261

Other assets in excess of liabilities - 1.74%		17,317,088

Net assets - 100.00%		$997,060,349

(a) -	Non-income producing security.
(b) -	The coupon rate shown on variable rate securities represents the rate at March 31, 2013.
(c) -	All or a portion of this security is segregated as collateral for bridge loan commitments, credit default swap contracts and delayed delivery securities.
(d) -	Delayed delivery security.
(e) -
Restricted security not registered under the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers. The total market value of this security was $7,951,364, representing 0.80% of net assets.

(f) -	Fair valued security. The total market value of this security was $0, representing 0.00% of net assets.
(i) -	Illiquid security.
(p) -	Payment in-kind security.
(r) -
Restricted security under Rule 144A of the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers. The total market value of these securities was $431,203,397 representing 43.25% of net assets.

* -	Invested through a cash management account administered by Brown Brothers Harriman & Co.

Schedule of Credit Default Swap Contracts - March 31, 2013
Hotchkis & Wiley High Yield Fund (Unaudited)

CREDIT DEFAULT SWAP CONTRACTS - BUY PROTECTION (1)
Reference Entity	Counterparty	Pay Fixed Rate	Expiration Date	Notional Amount (2)	Premiums Paid (Received)	Value (3)	Unrealized Appreciation (Depreciation)

Markit CDX.NA.HY.20	JPMorgan Chase & Company (4)	5.00%	6/20/2018	$30,000,000	$ (898,115)	$ (988,232)	$ (90,117)

(1)
The buyer of protection is obligated to pay the seller a periodic stream of payments over the term of the contract provided no event of default occurs. If a credit event occurs, as defined under the terms of that particular swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced entity or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced entity or underlying securities comprising the referenced index.

(2)	The maximum potential payment the Fund could receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.
(3)
The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Standard & Poor’s rating of JPMorgan Chase & Company, the counterparty, as of March 31, 2013 was A.

The cost basis of investments for federal income tax purposes at March 31, 2013 was as follows*:

	Diversified Value Fund	Large Cap Value Fund	Mid-Cap Value Fund	Small Cap Value Fund
Cost of investments	$445,867,375	$588,876,504	$1,702,887,347	$456,790,898
Gross unrealized appreciation	54,137,786	63,824,799	247,411,478	104,744,424
Gross unrealized depreciation	(74,521,154)	(113,439,553)	(95,434,113)	(36,035,505)
Net unrealized depreciation	$(20,383,368)	$(49,614,754)	$151,977,365	$68,708,919

	Global Value Fund	Value Opportunities Fund	Capital Income Fund	High Yield Fund
Cost of investments	$1,811,454	$155,680,565	$18,530,844	$932,164,329
Gross unrealized appreciation	167,045	25,092,781	2,054,952	52,160,925
Gross unrealized depreciation	(29,064)	(7,107,481)	(171,749)	(4,581,993)
Net unrealized appreciation	$137,981	$17,985,300	$1,883,203	$47,578,932

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Security Valuation. Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market (“NSM”) (including the Nasdaq National Market and the Nasdaq Small Cap Market) are valued at the last reported sale price (or official closing price) on the exchange for which the securities are principally traded on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the last sale price or, if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Fixed-income securities are generally valued at the mean between the bid and asked prices on the basis of information from independent pricing services but may also be valued based on reported transactions or a broker-dealer quotation. The pricing services may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Securities and assets for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees. The Board has approved the use of Interactive Data’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the New York Stock Exchange. When fair value pricing is employed, the value of the portfolio security used to calculate the Funds’ net asset values may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 —	Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

• Level 2—	Other significant observable market inputs including quoted prices for similar instruments in active markets; quoted adjusted prices in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

• Level 3—	Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of each Fund’s assets as of March 31, 2013:

	Diversified Value Fund	Large Cap Value Fund	Mid-Cap Value Fund	Small Cap Value Fund

Level 1 --- Quoted prices in an active market:
Common Stocks	$411,631,686	$523,957,995	$1,748,996,423	$486,626,569
Investment Companies	-	-	-	20,638,481
Money Market Funds	3,033,540	3,489,160	4,581,996	548,480
Level 2 --- Other significant observable market inputs:
Time Deposits	10,818,781	11,814,595	101,286,293	17,686,287
Level 3 --- Significant unobservable inputs	-	-	-	-

Total Investments	$425,484,007	$539,261,750	$1,854,864,712	$525,499,817

	Global Value Fund	Value Opportunities Fund	Capital Income Fund	High Yield Fund

Level 1 --- Quoted prices in an active market:
Common Stocks	$1,461,228	$152,198,530	$11,959,417	$10,248,647
Investment Companies	-	792,110	386,835	-
Preferred Stocks	-	962,125	457,535	33,414,593
Convertible Preferred Stocks	-	-	139,958	10,017,327
Purchased Put Options	-	165,000	-	-
Warrants	-	1,547,360	-	-
Money Market Funds	-	473,480	-	-
Level 2 --- Other significant observable market inputs:
Common Stocks
Consumer Discretionary	88,799	-	-	-
Consumer Staples	74,986	-	-	-
Financials	35,593	-	-	-
Health Care	65,087	-	-	-
Industrials	100,528	2,974,108	-	-
Information Technology	14,979	-	-	-
Telecommunication Services	41,789	2,923,154	-	-
Utilities	25,703	-	-	-
Preferred Stocks
Financials	-	187,579	-	-
Convertible Bonds	-	-	201,493	12,817,161
Corporate Bonds	-	7,711,962	7,073,753	886,085,373
Purchased Put Options:
Materials	-	1,206,500	-	-
Telecommunication Services	-	249,200	-	-
Time Deposits	40,743	2,274,757	195,056	21,783,132
Level 3 --- Significant unobservable inputs	-	-	-	-

Total Investments	$1,949,435	$173,665,865	$20,414,047	$974,366,233

Other Financial Instruments
Level 1 --- Quoted prices in an active market	$-	$-	$-	$-
Level 2 --- Other significant observable market inputs:
Credit Default Swap Contracts *	-	-	-	(90,117)
Level 3 --- Significant unobservable inputs	-	-	-	-
Total Other Financial Instruments	$-	$-	$-	$(90,117)

* Credit default swap contracts are derivative instruments not reflected in the Schedule of Investments and are reflected at the unrealized appreciation (depreciation) on the instrument.

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.

There were transfers from Level 1 to Level 2 of $249,200 for the Value Opportunities Fund using market values as of March 31, 2013. The transfers were due to lack of trading volume on March 31, 2013. There were transfers from Level 2 to Level 1 of $856,470 for the Value Opportunities Fund using market value as of March 31, 2013. The transfers were due to the securities being fair valued as a result of market movements following the close of local trading at the beginning of the reporting period and due to increased trading volume on March 31, 2013. There were no transfers into or out of Level 1 or Level 2 during the nine months ended March 31, 2013 for the Diversified Value Fund, Large Cap Value Fund, Mid-Cap Value Fund, Small Cap Value Fund, Global Value Fund, Capital Income Fund and High Yield Fund. Transfers between Levels are recognized at the end of the reporting period.

Commitments. Bridge loan commitments may obligate a Fund to furnish temporary financing to a borrower until permanent financing can be arranged.  At March 31, 2013, the Value Opportunities Fund and High Yield Fund had outstanding bridge loan commitments of  $2,000,00 and $7,500,000, respectively.

Item 2. Controls and Procedures.

(a)
The Registrant’s President / Principal Executive Officer and Treasurer / Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Hotchkis & Wiley Funds

By (Signature and Title) /s/ Anna Marie Lopez
    Anna Marie Lopez
    President / Principal Executive Officer

Date May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Anna Marie Lopez
    Anna Marie Lopez
    President / Principal Executive Officer

Date May 24, 2013

By (Signature and Title) /s/ James Menvielle
    James Menvielle
    Treasurer / Principal Financial Officer

Date  May 24, 2013